UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-33395
                                   ---------

                        FRANKLIN FEDERAL TAX-FREE INCOME FUND
                        -------------------------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices)   (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:4/30
                        -----

Date of reporting period: 4/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.



ANNUAL REPORT



FRANKLIN FEDERAL
TAX-FREE INCOME FUND


--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN FEDERAL TAX-FREE INCOME FUND SEEKS TO PROVIDE HIGH, CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX THROUGH A NATIONALLY DIVERSIFIED PORTFOLIO CONSISTING OF MUNICIPAL SECURITIES. 1
--------------------------------------------------------------------------------

During the 12 months ended April 30, 2003, bond issuers took advantage of the low interest rate environment to call their higher coupon bonds. Franklin Federal Tax-Free Income Fund experienced more than $769 million in bond calls this fiscal year. Most securities called were older securities with 6%, 7% and 8% coupons. Many of these securities provided our shareholders with high income levels over the past 10 years, even as interest rates fell. As a result of having to reinvest the called bond proceeds at an approximate yield of 4.75%, the Fund experienced significantly reduced investment income and, ultimately, dividend reductions during the period. Additionally, because interest rates remained low for a sustained period of time, we purchased bonds at levels below our current distribution rate. Thus, another reduction in the Fund's dividends will be unavoidable in the next fiscal year.



WE WELCOME OUR NEW SHAREHOLDERS WHO JOINED THE FUND DURING THE REPORTING PERIOD AS A RESULT OF A REORGANIZATION INVOLVING FRANKLIN TEXAS TAX-FREE INCOME FUND.



1. These dividends are generally subject to state and local income taxes, if any. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable. The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 24.


                                                             ANNUAL REPORT  11

During the year under review, we found value in relatively higher-quality bonds in sectors and states that tend to hold their value better in down markets. A majority of the Fund's new purchases were AAA- or AA-rated. As a result, our portfolio's credit quality improved, with AAA- and AA-rated securities representing 70.4% of total net assets on April 30, 2003. Some notable additions to the portfolio during the period included Pueblo County, Colorado, School District GO; Oregon Health Sciences University Revenue; Los Angeles, California, USD GO; Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue; and Orlando and Orange County, Florida, Expressway Authority Revenue bonds. These purchases maintained diversification across a broad range of sectors, which helps reduce the Fund's exposure to risk and volatility that may affect any sector.

Because of the unusually high number of bond calls, we sold very few bonds during the reporting period. We mainly focused on reinvesting bond call proceeds as quickly and efficiently as we could to protect our portfolio's income stream. However, we did reduce our exposure to some credit-driven securities that tended to underperform during the period.

The Fund's airline-backed securities negatively impacted price performance. The airline sector performed poorly, and all major rating agencies downgraded airline bonds during the period under review. At period-end, we felt comfortable with



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTEDGRAPHIC:

AAA--57.3%
AA--13.1%
A--14.2%
BBB--12.8%
Below Investment
Grade--2.6%


12  ANNUAL REPORT
our airline sector holdings, which
represented 0.87% of total long-term investments. Special facility leases at major international airports constituted the majority of the Fund's airline bond holdings.

The Fund's performance lagged slightly due to its coupon structure. Because we employ a buy-and-hold approach, we hold a large number of high-coupon bonds purchased in higher intererest rate environments, as you can see in the bar chart below. These high-coupon bonds are priced at a premium now that

PORTFOLIO BREAKDOWN
4/30/03
                  % OF TOTAL
                   LONG-TERM
                  INVESTMENTS
-----------------------------

Utilities              21.0%

Transportation         15.4%

General Obligation     15.1%

Prerefunded            13.9%

Hospital & Health Care 11.6%

Subject to Government
Appropriations          6.6%

Housing                 4.4%

Tax-Supported           3.5%

Other Revenue           3.2%

Corporate-Backed        3.1%

Higher Education        2.2%



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPIC AS FOLLOWS:

The following line graph compares the performance of the Franklin Federal Tax-Free Income Fund - Class A to that of the Lehman Brothers Municipal Bond Index8, and to the CPI8 based on a $10,000 investment from 5/1/93 to 4/30/03.

COUPON BY MARKET VALUE PROFILE
HOLDINGS AS OF 4/30/03
<4.00             4.91%
4.50-4.75         0.34%
4.75-5.00         0.87%
5.00-5.25         24.27%
5.25-5.50         15.41%
5.50-5.75         8.03%
5.75-6.00         9.37%
6.00-6.25         14.31%
6.25-6.50         7.48%
6.50-6.75         7.34%
6.75-7.00         2.11%
7.00-7.25         2.05%
7.25-7.50         0.89%
7.50-7.75         1.22%
7.75-8.00         0.69%
8.00-8.25         0.54%
8.25-8.50         0.06%
8.50-8.75         0.07%
8.75-9.00         0.01%
9.25-12.00        0.03%





                                                             13  ANNUAL REPORT

DIVIDEND DISTRIBUTIONS
5/1/02-4/30/03

                               DIVIDEND PER SHARE
-----------------------------------------------------------------

MONTH           CLASS A     CLASS B      CLASS C   ADVISOR CLASS
-----------------------------------------------------------------
May           5.05 cents  4.50 cents   4.51 cents   5.16 cents
June          5.05 cents  4.53 cents   4.51 cents   5.13 cents
July          5.05 cents  4.53 cents   4.51 cents   5.13 cents
August        5.05 cents  4.53 cents   4.51 cents   5.13 cents
September     5.05 cents  4.48 cents   4.50 cents   5.14 cents
October       5.05 cents  4.48 cents   4.50 cents   5.13 cents
November      4.85 cents  4.28 cents   4.30 cents   4.93 cents
December      4.85 cents  4.29 cents   4.33 cents   4.94 cents
January       4.85 cents  4.29 cents   4.33 cents   4.94 cents
February      4.85 cents  4.29 cents   4.33 cents   4.93 cents
March         4.85 cents  4.30 cents   4.33 cents   4.93 cents
April         4.85 cents  4.30 cents   4.33 cents   4.94 cents
-----------------------------------------------------------------
TOTAL        59.40 CENTS 52.80 CENTS  52.99 CENTS  60.43 CENTS

interest rates have declined. Generally, premium bonds are much less price sensitive to fluctuations in interest rates and exhibit subdued price performance in a declining interest rate environment. On the other hand, when interest rates rise, premium bonds should outperform because their values do not drop as fast as bonds priced at a discount. Thus, we believe our portfolio is defensive in nature.




14  ANNUAL REPORT

Please keep in mind that your Fund combines the advantages of high credit quality and tax-free yields. The Performance Summary beginning on page 16 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 4.65%, based on an annualization of April's 4.85 cent ($0.0485) per share dividend and the maximum offering price of $12.52 on April 30, 2003. An investor in the maximum federal income tax bracket of 35.0% would need to earn 7.15% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows distribution rates and their taxable equivalents for Class B, C and Advisor shares.

--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of April 30, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------


                                                             ANNUAL REPORT   15

PERFORMANCE SUMMARY AS OF 4/30/03

YOUR DIVIDEND INCOME WILL VARY DEPENDING ON THE DIVIDENDS OR INTEREST PAID BY THE SECURITIES IN THE FUND'S PORTFOLIO, ADJUSTED FOR THE OPERATING EXPENSES OF EACH CLASS. CAPITAL GAIN DISTRIBUTIONS ARE NET PROFITS REALIZED FROM THE SALE OF PORTFOLIO SECURITIES. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT ANY TAXES DUE ON FUND DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, IF ANY, OR ANY REALIZED GAINS ON THE SALE OF FUND SHARES. TOTAL RETURN REFLECTS THE FUND'S DIVIDEND INCOME, CAPITAL GAIN DISTRIBUTIONS, IF ANY, AND ANY UNREALIZED GAINS OR LOSSES.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE        4/30/03   4/30/02
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.18         $11.99    $11.81
DISTRIBUTIONS (5/1/02-4/30/03)
Dividend Income                $0.5940

CLASS B                        CHANGE        4/30/03   4/30/02
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.18         $11.99    $11.81
DISTRIBUTIONS (5/1/02-4/30/03)
Dividend Income                $0.5280

CLASS C
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.18         $11.99    $11.81
DISTRIBUTIONS (5/1/02-4/30/03)
Dividend Income                $0.5299

ADVISOR CLASS                  CHANGE        4/30/03   4/30/02
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.18         $12.00    $11.82
DISTRIBUTIONS (5/1/02-4/30/03)
Dividend Income                $0.6043

--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Municipal bonds are particularly sensitive to interest rate movements, therefore, the Fund's yield and share price will fluctuate with market conditions. Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. These and other risk considerations are discussed more fully in the Fund's prospectus.
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

16  ANNUAL REPORT

PERFORMANCE

CLASS A                                            1-YEAR    5-YEAR  10-YEAR
-------------------------------------------------------------------------------
Cumulative Total Return 1                          +6.72%   +28.11%  +74.73%
Average Annual Total Return 2                      +2.22%    +4.18%   +5.28%
Avg. Ann. Total Return (3/31/03) 3                 +2.91%    +3.99%   +5.29%

Distribution Rate 4                       4.65%
Taxable Equivalent Distribution Rate 5    7.15%
30-Day Standardized Yield 6               3.71%
Taxable Equivalent Yield 5                5.71%

                                                                    INCEPTION
CLASS B                                            1-YEAR   3-YEAR   (1/1/99)
-------------------------------------------------------------------------------
Cumulative Total Return 1                          +6.13%   +21.03%  +19.32%
Average Annual Total Return 2                      +2.13%    +5.68%   +3.77%
Avg. Ann. Total Return (3/31/03) 3                 +2.89%    +5.24%   +3.65%

Distribution Rate 4                       4.30%
Taxable Equivalent Distribution Rate 5    6.62%
30-Day Standardized Yield 6               3.32%
Taxable Equivalent Yield 5                5.11%


                                                                     INCEPTION
CLASS C                                            1-YEAR    5-YEAR   (5/1/95)
-------------------------------------------------------------------------------
Cumulative Total Return 1                          +6.15%   +24.68%  +52.98%
Average Annual Total Return 2                      +4.09%    +4.31%   +5.32%
Avg. Ann. Total Return (3/31/03) 3                 +4.74%    +4.10%   +5.27%

Distribution Rate 4                       4.29%
Taxable Equivalent Distribution Rate 5    6.60%
30-Day Standardized Yield 6               3.28%
Taxable Equivalent Yield 5                5.05%



ADVISOR CLASS 7                                    1-YEAR    5-YEAR   10-YEAR
-------------------------------------------------------------------------------
Cumulative Total Return 1                          +6.81%   +28.33%  +75.03%
Average Annual Total Return 2                      +6.81%    +5.11%   +5.76%
Avg. Ann. Total Return (3/31/03) 3                 +7.56%    +4.93%   +5.76%

Distribution Rate 4                       4.94%
Taxable Equivalent Distribution Rate 5    7.60%
30-Day Standardized Yield 6               3.96%
Taxable Equivalent Yield 5                6.09%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's April dividend and the maximum offering price (NAV for Classes B and Advisor) per share on 4/30/03.

5. Taxable equivalent distribution rate and yield assume the 2003 maximum federal income tax rate of 35.0%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/03.

7. Effective 3/20/02, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 fees; and (b) for periods after 3/19/02, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 3/20/02 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +8.37% and +7.50%.


For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.

Past performance does not guarantee future results.


                                                               ANNUAL REPORT  17

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.


AVERAGE ANNUAL TOTAL RETURN

CLASS A              4/30/03
----------------------------

1-Year                +2.22%
5-Year                +4.18%
10-Year               +5.28%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPIC AS FOLLOWS:

CLASS A (5/1/93-4/30/03)

The following line graph compares the performance of the Franklin Federal Tax-Free Income Fund -- Class B to that of the Lehman Brothers Municipal Bond Index8, and to the CPI8 based on a $10,000 investment from 1/1/99 to 4/30/03.


Date             Franklin Federal Tax-Free Income Fund-Class A    Lehman Brothers Municipal Bond Index 8              CPI 8
----             ---------------------------------------------    --------------------------------------              -----
  5/1/1993                               9,577                                       10,000                           10,000
 5/31/1993                               9,637                                       10,056                           10,014
 6/30/1993                               9,792                                       10,224                           10,028
 7/31/1993                               9,805                                       10,237                           10,028
 8/31/1993                               9,969                                       10,450                           10,056
 9/30/1993                              10,070                                       10,569                           10,077
10/31/1993                              10,091                                       10,589                           10,119
11/30/1993                              10,046                                       10,496                           10,126
12/31/1993                              10,230                                       10,718                           10,126
 1/31/1994                              10,316                                       10,840                           10,153
 2/28/1994                              10,139                                       10,559                           10,187
 3/31/1994                               9,828                                       10,129                           10,222
 4/30/1994                               9,850                                       10,215                           10,236
 5/31/1994                               9,921                                       10,304                           10,244
 6/30/1994                               9,883                                       10,241                           10,278
 7/31/1994                              10,023                                       10,429                           10,306
 8/31/1994                              10,061                                       10,465                           10,347
 9/30/1994                               9,962                                       10,312                           10,375
10/31/1994                               9,820                                       10,128                           10,383
11/30/1994                               9,652                                        9,945                           10,396
12/31/1994                               9,848                                       10,163                           10,396
 1/31/1995                              10,098                                       10,454                           10,438
 2/28/1995                              10,340                                       10,758                           10,479
 3/31/1995                              10,424                                       10,882                           10,514
 4/30/1995                              10,462                                       10,895                           10,549
 5/31/1995                              10,705                                       11,243                           10,570
 6/30/1995                              10,671                                       11,145                           10,591
 7/31/1995                              10,754                                       11,251                           10,591
 8/31/1995                              10,857                                       11,394                           10,618
 9/30/1995                              10,913                                       11,465                           10,640
10/31/1995                              11,053                                       11,632                           10,675
11/30/1995                              11,221                                       11,825                           10,667
12/31/1995                              11,335                                       11,938                           10,660
 1/31/1996                              11,383                                       12,029                           10,723
 2/29/1996                              11,338                                       11,947                           10,757
 3/31/1996                              11,236                                       11,794                           10,813
 4/30/1996                              11,228                                       11,761                           10,855
 5/31/1996                              11,240                                       11,757                           10,876
 6/30/1996                              11,357                                       11,885                           10,882
 7/31/1996                              11,442                                       11,992                           10,903
 8/31/1996                              11,451                                       11,989                           10,924
 9/30/1996                              11,596                                       12,157                           10,959
10/31/1996                              11,712                                       12,294                           10,994
11/30/1996                              11,888                                       12,519                           11,015
12/31/1996                              11,868                                       12,467                           11,015
 1/31/1997                              11,897                                       12,491                           11,050
 2/28/1997                              12,005                                       12,605                           11,084
 3/31/1997                              11,894                                       12,438                           11,112
 4/30/1997                              11,993                                       12,542                           11,125
 5/31/1997                              12,143                                       12,732                           11,119
 6/30/1997                              12,263                                       12,868                           11,132
 7/31/1997                              12,547                                       13,224                           11,145
 8/31/1997                              12,473                                       13,100                           11,166
 9/30/1997                              12,615                                       13,256                           11,194
10/31/1997                              12,696                                       13,341                           11,222
11/30/1997                              12,767                                       13,419                           11,216
12/31/1997                              12,933                                       13,615                           11,202
 1/31/1998                              13,033                                       13,756                           11,223
 2/28/1998                              13,050                                       13,760                           11,245
 3/31/1998                              13,078                                       13,772                           11,266
 4/30/1998                              13,063                                       13,710                           11,286
 5/31/1998                              13,230                                       13,927                           11,307
 6/30/1998                              13,290                                       13,981                           11,320
 7/31/1998                              13,329                                       14,016                           11,334
 8/31/1998                              13,488                                       14,233                           11,347
 9/30/1998                              13,614                                       14,411                           11,361
10/31/1998                              13,610                                       14,411                           11,388
11/30/1998                              13,660                                       14,462                           11,388
12/31/1998                              13,700                                       14,498                           11,381
 1/31/1999                              13,818                                       14,670                           11,409
 2/28/1999                              13,791                                       14,606                           11,422
 3/31/1999                              13,831                                       14,626                           11,457
 4/30/1999                              13,860                                       14,663                           11,540
 5/31/1999                              13,810                                       14,578                           11,540
 6/30/1999                              13,630                                       14,368                           11,540
 7/31/1999                              13,659                                       14,420                           11,575
 8/31/1999                              13,516                                       14,304                           11,603
 9/30/1999                              13,510                                       14,310                           11,658
10/31/1999                              13,331                                       14,155                           11,679
11/30/1999                              13,441                                       14,305                           11,686
12/31/1999                              13,318                                       14,198                           11,686
 1/31/2000                              13,229                                       14,136                           11,722
 2/29/2000                              13,388                                       14,300                           11,791
 3/31/2000                              13,666                                       14,611                           11,887
 4/30/2000                              13,600                                       14,525                           11,895
 5/31/2000                              13,534                                       14,450                           11,909
 6/30/2000                              13,840                                       14,833                           11,971
 7/31/2000                              14,014                                       15,039                           11,998
 8/31/2000                              14,214                                       15,270                           11,998
 9/30/2000                              14,171                                       15,191                           12,061
10/31/2000                              14,299                                       15,357                           12,081
11/30/2000                              14,391                                       15,473                           12,088
12/31/2000                              14,669                                       15,855                           12,081
 1/31/2001                              14,773                                       16,012                           12,157
   2/29/01                              14,841                                       16,064                           12,206
 3/31/2001                              14,957                                       16,208                           12,234
 4/30/2001                              14,834                                       16,033                           12,283
 5/31/2001                              14,976                                       16,206                           12,338
 6/30/2001                              15,080                                       16,315                           12,359
 7/31/2001                              15,313                                       16,556                           12,325
 8/31/2001                              15,546                                       16,830                           12,325
 9/30/2001                              15,433                                       16,772                           12,380
10/31/2001                              15,579                                       16,972                           12,338
11/30/2001                              15,490                                       16,829                           12,317
12/31/2001                              15,348                                       16,669                           12,269
 1/31/2002                              15,546                                       16,958                           12,297
 2/28/2002                              15,692                                       17,161                           12,346
 3/31/2002                              15,455                                       16,825                           12,415
 4/30/2002                              15,681                                       17,153                           12,485
 5/31/2002                              15,788                                       17,258                           12,485
 6/30/2002                              15,923                                       17,441                           12,492
 7/31/2002                              16,058                                       17,666                           12,506
 8/31/2002                              16,194                                       17,878                           12,547
 9/30/2002                              16,466                                       18,269                           12,569
10/31/2002                              16,167                                       17,966                           12,590
11/30/2002                              16,151                                       17,890                           12,590
12/31/2002                              16,451                                       18,268                           12,562
 1/31/2003                              16,422                                       18,222                           12,618
 2/28/2003                              16,627                                       18,477                           12,715
 3/31/2003                              16,611                                       18,488                           12,791
 4/30/2003                              16,735                                       18,610                           12,763


CLASS B              4/30/03
----------------------------
1-Year                +2.13%

3-Year                +5.68%

Since Inception (1/1/99)+3.77%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPIC AS FOLLOWS:

CLASS B (1/1/99-4/30/03)

The following line graph compares the performance of the Franklin Federal Tax-Free Income Fund -- Class C to that of the Lehman Brothers Municipal Bond Index8, and to the CPI8 based on a $10,000 investment from 5/1/95 to 4/30/03.



Date      Franklin Federal Tax-Free Income Fund-Class B       Lehman Brothers Municipal Bond Index 8          CPI 8
----      ---------------------------------------------       --------------------------------------          -----
1/1/99                          10,000                                        10,000                         10,000
1/31/99                         10,086                                        10,119                         10,024
2/28/99                         10,054                                        10,074                         10,036
3/31/99                         10,079                                        10,089                         10,066
4/30/99                         10,096                                        10,114                         10,140
5/31/99                         10,055                                        10,055                         10,140
6/30/99                         9,920                                         9,910                          10,140
7/31/99                         9,935                                         9,946                          10,170
8/31/99                         9,826                                         9,866                          10,194
9/30/99                         9,817                                         9,870                          10,243
10/31/99                        9,682                                         9,764                          10,262
11/30/99                        9,766                                         9,867                          10,268
12/31/99                        9,672                                         9,793                          10,268
1/31/00                         9,603                                         9,750                          10,299
2/29/00                         9,706                                         9,863                          10,360
3/31/00                         9,903                                         10,078                         10,444
4/30/00                         9,859                                         10,019                         10,451
5/31/00                         9,806                                         9,967                          10,463
6/30/00                         10,014                                        10,231                         10,518
7/31/00                         10,136                                        10,373                         10,542
8/31/00                         10,276                                        10,533                         10,542
9/30/00                         10,240                                        10,478                         10,597
10/31/00                        10,328                                        10,592                         10,615
11/30/00                        10,389                                        10,673                         10,621
12/31/00                        10,585                                        10,936                         10,615
1/31/01                         10,656                                        11,045                         10,682
2/28/01                         10,700                                        11,080                         10,724
3/31/01                         10,778                                        11,180                         10,749
4/30/01                         10,693                                        11,059                         10,792
5/31/01                         10,782                                        11,178                         10,841
6/30/01                         10,861                                        11,253                         10,859
7/31/01                         11,015                                        11,420                         10,829
8/31/01                         11,178                                        11,608                         10,829
9/30/01                         11,092                                        11,569                         10,877
10/31/01                        11,191                                        11,707                         10,840
11/30/01                        11,131                                        11,608                         10,822
12/31/01                        11,015                                        11,498                         10,780
1/31/02                         11,151                                        11,697                         10,804
2/28/02                         11,251                                        11,837                         10,848
3/31/02                         11,076                                        11,605                         10,908
4/30/02                         11,242                                        11,831                         10,970
5/31/02                         11,304                                        11,904                         10,970
6/30/02                         11,396                                        12,030                         10,976
7/31/02                         11,488                                        12,185                         10,988
8/31/02                         11,580                                        12,331                         11,024
9/30/02                         11,769                                        12,601                         11,043
10/31/02                        11,549                                        12,392                         11,062
11/30/02                        11,533                                        12,340                         11,062
12/31/02                        11,741                                        12,600                         11,038
1/31/03                         11,715                                        12,569                         11,086
2/28/03                         11,856                                        12,745                         11,172
3/31/03                         11,839                                        12,753                         11,239
4/30/03                         11,738                                        12,837                         11,214



18 ANNUAL REPORT

              Past performance does not guarantee future results.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPIC AS FOLLOWS:

CLASS C (5/1/95-4/30/03)

The following line graph compares the performance of the Franklin Federal Tax-Free Income Fund -- Advisor Class 7 to that of the Lehman Brothers Municipal Bond Index8, and to the CPI8 based on a $10,000 investment from 5/1/93 to 4/30/03.

AVERAGE ANNUAL TOTAL RETURN
CLASS c                  4/30/03
--------------------------------
1-Year                    +4.09%

3-Year                    +4.31%

Since Inception (5/1/95)  +5.32%


Date         Franklin Federal Tax-Free Income Fund-Class C             Lehman Brothers Municipal Bond Index 8            CPI 8
----         ---------------------------------------------             --------------------------------------            -----
5/1/95                             9,898                                               10,000                            10,000
5/31/95                            10,127                                              10,319                            10,020
6/30/95                            10,090                                              10,229                            10,040
7/31/95                            10,163                                              10,326                            10,040
8/31/95                            10,254                                              10,458                            10,066
9/30/95                            10,303                                              10,523                            10,086
10/31/95                           10,430                                              10,676                            10,120
11/30/95                           10,574                                              10,853                            10,112
12/31/95                           10,685                                              10,957                            10,105
1/31/96                            10,725                                              11,041                            10,165
2/29/96                            10,677                                              10,966                            10,198
3/31/96                            10,576                                              10,825                            10,251
4/30/96                            10,557                                              10,795                            10,291
5/31/96                            10,563                                              10,791                            10,310
6/30/96                            10,667                                              10,908                            10,316
7/31/96                            10,743                                              11,006                            10,336
8/31/96                            10,745                                              11,004                            10,356
9/30/96                            10,885                                              11,158                            10,389
10/31/96                           10,989                                              11,284                            10,422
11/30/96                           11,140                                              11,491                            10,442
12/31/96                           11,124                                              11,443                            10,442
1/31/97                            11,146                                              11,464                            10,475
2/28/97                            11,233                                              11,570                            10,508
3/31/97                            11,134                                              11,416                            10,534
4/30/97                            11,220                                              11,512                            10,547
5/31/97                            11,355                                              11,686                            10,540
6/30/97                            11,461                                              11,811                            10,553
7/31/97                            11,722                                              12,138                            10,565
8/31/97                            11,648                                              12,024                            10,586
9/30/97                            11,766                                              12,167                            10,612
10/31/97                           11,835                                              12,245                            10,639
11/30/97                           11,905                                              12,317                            10,632
12/31/97                           12,044                                              12,497                            10,619
1/31/98                            12,142                                              12,626                            10,640
2/28/98                            12,151                                              12,629                            10,660
3/31/98                            12,171                                              12,641                            10,680
4/30/98                            12,143                                              12,584                            10,699
5/31/98                            12,292                                              12,783                            10,719
6/30/98                            12,352                                              12,832                            10,731
7/31/98                            12,382                                              12,865                            10,744
8/31/98                            12,513                                              13,064                            10,757
9/30/98                            12,635                                              13,227                            10,770
10/31/98                           12,625                                              13,227                            10,796
11/30/98                           12,666                                              13,274                            10,796
12/31/98                           12,697                                              13,307                            10,789
1/31/99                            12,800                                              13,465                            10,815
2/28/99                            12,759                                              13,406                            10,828
3/31/99                            12,789                                              13,425                            10,861
4/30/99                            12,820                                              13,458                            10,940
5/31/99                            12,757                                              13,380                            10,940
6/30/99                            12,586                                              13,187                            10,940
7/31/99                            12,606                                              13,235                            10,973
8/31/99                            12,468                                              13,129                            10,999
9/30/99                            12,467                                              13,134                            11,052
10/31/99                           12,285                                              12,992                            11,072
11/30/99                           12,392                                              13,130                            11,079
12/31/99                           12,272                                              13,032                            11,079
1/31/00                            12,185                                              12,974                            11,112
2/29/00                            12,315                                              13,125                            11,177
3/31/00                            12,576                                              13,411                            11,269
4/30/00                            12,509                                              13,332                            11,276
5/31/00                            12,442                                              13,263                            11,289
6/30/00                            12,706                                              13,614                            11,348
7/31/00                            12,871                                              13,803                            11,374
8/31/00                            13,037                                              14,016                            11,374
9/30/00                            12,992                                              13,943                            11,433
10/31/00                           13,103                                              14,095                            11,453
11/30/00                           13,181                                              14,202                            11,460
12/31/00                           13,430                                              14,553                            11,453
1/31/01                            13,519                                              14,697                            11,525
2/29/01                            13,575                                              14,744                            11,571
3/31/01                            13,686                                              14,877                            11,598
4/30/01                            13,567                                              14,716                            11,644
5/31/01                            13,679                                              14,875                            11,696
6/30/01                            13,780                                              14,974                            11,716
7/31/01                            13,974                                              15,196                            11,683
8/31/01                            14,182                                              15,447                            11,683
9/30/01                            14,072                                              15,394                            11,736
10/31/01                           14,198                                              15,578                            11,696
11/30/01                           14,123                                              15,447                            11,676
12/31/01                           13,974                                              15,300                            11,631
1/31/02                            14,160                                              15,565                            11,657
2/28/02                            14,274                                              15,751                            11,704
3/31/02                            14,064                                              15,443                            11,770
4/30/02                            14,263                                              15,744                            11,836
5/31/02                            14,342                                              15,840                            11,836
6/30/02                            14,458                                              16,008                            11,843
7/31/02                            14,586                                              16,214                            11,856
8/31/02                            14,690                                              16,409                            11,895
9/30/02                            14,942                                              16,768                            11,915
10/31/02                           14,652                                              16,490                            11,935
11/30/02                           14,631                                              16,421                            11,935
12/31/02                           14,897                                              16,767                            11,909
1/31/03                            14,863                                              16,725                            11,961
2/28/03                            15,056                                              16,959                            12,054
3/31/03                            15,022                                              16,969                            12,126
4/30/03                            15,143                                              17,081                            12,099


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPIC AS FOLLOWS:
ADVISOR CLASS (5/1/93-4/30/03) 7


Date             Franklin Federal Tax-Free Income Fund-Advisor Class         Lehman Brothers Municipal Bond Index           CPI
----             ---------------------------------------------------         ------------------------------------           ---
5/1/93                                    10,000                                         10,000                           10,000
5/31/93                                   10,062                                         10,056                           10,014
6/30/93                                   10,224                                         10,224                           10,028
7/31/93                                   10,237                                         10,237                           10,028
8/31/93                                   10,409                                         10,450                           10,056
9/30/93                                   10,514                                         10,569                           10,077
10/31/93                                  10,535                                         10,589                           10,119
11/30/93                                  10,489                                         10,496                           10,126
12/31/93                                  10,681                                         10,718                           10,126
1/31/94                                   10,771                                         10,840                           10,153
2/28/94                                   10,585                                         10,559                           10,187
3/31/94                                   10,262                                         10,129                           10,222
4/30/94                                   10,284                                         10,215                           10,236
5/31/94                                   10,358                                         10,304                           10,244
6/30/94                                   10,318                                         10,241                           10,278
7/31/94                                   10,463                                         10,429                           10,306
8/31/94                                   10,503                                         10,465                           10,347
9/30/94                                   10,400                                         10,312                           10,375
10/31/94                                  10,251                                         10,128                           10,383
11/30/94                                  10,076                                         9,945                            10,396
12/31/94                                  10,281                                         10,163                           10,396
1/31/95                                   10,542                                         10,454                           10,438
2/28/95                                   10,795                                         10,758                           10,479
3/31/95                                   10,882                                         10,882                           10,514
4/30/95                                   10,921                                         10,895                           10,549
5/31/95                                   11,176                                         11,243                           10,570
6/30/95                                   11,140                                         11,145                           10,591
7/31/95                                   11,227                                         11,251                           10,591
8/31/95                                   11,334                                         11,394                           10,618
9/30/95                                   11,393                                         11,465                           10,640
10/31/95                                  11,538                                         11,632                           10,675
11/30/95                                  11,714                                         11,825                           10,667
12/31/95                                  11,832                                         11,938                           10,660
1/31/96                                   11,883                                         12,029                           10,723
2/29/96                                   11,835                                         11,947                           10,757
3/31/96                                   11,729                                         11,794                           10,813
4/30/96                                   11,721                                         11,761                           10,855
5/31/96                                   11,732                                         11,757                           10,876
6/30/96                                   11,854                                         11,885                           10,882
7/31/96                                   11,945                                         11,992                           10,903
8/31/96                                   11,953                                         11,989                           10,924
9/30/96                                   12,105                                         12,157                           10,959
10/31/96                                  12,226                                         12,294                           10,994
11/30/96                                  12,409                                         12,519                           11,015
12/31/96                                  12,388                                         12,467                           11,015
1/31/97                                   12,418                                         12,491                           11,050
2/28/97                                   12,531                                         12,605                           11,084
3/31/97                                   12,414                                         12,438                           11,112
4/30/97                                   12,517                                         12,542                           11,125
5/31/97                                   12,674                                         12,732                           11,119
6/30/97                                   12,799                                         12,868                           11,132
7/31/97                                   13,096                                         13,224                           11,145
8/31/97                                   13,019                                         13,100                           11,166
9/30/97                                   13,167                                         13,256                           11,194
10/31/97                                  13,252                                         13,341                           11,222
11/30/97                                  13,326                                         13,419                           11,216
12/31/97                                  13,499                                         13,615                           11,202
1/31/98                                   13,604                                         13,756                           11,223
2/28/98                                   13,622                                         13,760                           11,245
3/31/98                                   13,651                                         13,772                           11,266
4/30/98                                   13,636                                         13,710                           11,286
5/31/98                                   13,810                                         13,927                           11,307
6/30/98                                   13,874                                         13,981                           11,320
7/31/98                                   13,914                                         14,016                           11,334
8/31/98                                   14,079                                         14,233                           11,347
9/30/98                                   14,212                                         14,411                           11,361
10/31/98                                  14,208                                         14,411                           11,388
11/30/98                                  14,260                                         14,462                           11,388
12/31/98                                  14,301                                         14,498                           11,381
1/31/99                                   14,424                                         14,670                           11,409
2/28/99                                   14,397                                         14,606                           11,422
3/31/99                                   14,439                                         14,626                           11,457
4/30/99                                   14,469                                         14,663                           11,540
5/31/99                                   14,417                                         14,578                           11,540
6/30/99                                   14,230                                         14,368                           11,540
7/31/99                                   14,259                                         14,420                           11,575
8/31/99                                   14,110                                         14,304                           11,603
9/30/99                                   14,104                                         14,310                           11,658
10/31/99                                  13,917                                         14,155                           11,679
11/30/99                                  14,032                                         14,305                           11,686
12/31/99                                  13,903                                         14,198                           11,686
1/31/00                                   13,811                                         14,136                           11,722
2/29/00                                   13,977                                         14,300                           11,791
3/31/00                                   14,268                                         14,611                           11,887
4/30/00                                   14,199                                         14,525                           11,895
5/31/00                                   14,130                                         14,450                           11,909
6/30/00                                   14,449                                         14,833                           11,971
7/31/00                                   14,631                                         15,039                           11,998
8/31/00                                   14,840                                         15,270                           11,998
9/30/00                                   14,794                                         15,191                           12,061
10/31/00                                  14,927                                         15,357                           12,081
11/30/00                                  15,023                                         15,473                           12,088
12/31/00                                  15,313                                         15,855                           12,081
1/31/01                                   15,422                                         16,012                           12,157
2/29/01                                   15,492                                         16,064                           12,206
3/31/01                                   15,613                                         16,208                           12,234
4/30/01                                   15,485                                         16,033                           12,283
5/31/01                                   15,634                                         16,206                           12,338
6/30/01                                   15,743                                         16,315                           12,359
7/31/01                                   15,986                                         16,556                           12,325
8/31/01                                   16,230                                         16,830                           12,325
9/30/01                                   16,112                                         16,772                           12,380
10/31/01                                  16,263                                         16,972                           12,338
11/30/01                                  16,171                                         16,829                           12,317
12/31/01                                  16,022                                         16,669                           12,269
1/31/02                                   16,229                                         16,958                           12,297
2/28/02                                   16,381                                         17,161                           12,346
3/31/02                                   16,147                                         16,825                           12,415
4/30/02                                   16,383                                         17,153                           12,485
5/31/02                                   16,483                                         17,258                           12,485
6/30/02                                   16,624                                         17,441                           12,492
7/31/02                                   16,781                                         17,666                           12,506
8/31/02                                   16,910                                         17,878                           12,547
9/30/02                                   17,209                                         18,269                           12,569
10/31/02                                  16,884                                         17,966                           12,590
11/30/02                                  16,869                                         17,890                           12,590
12/31/02                                  17,184                                         18,268                           12,562
1/31/03                                   17,155                                         18,222                           12,618
2/28/03                                   17,385                                         18,477                           12,715
3/31/03                                   17,369                                         18,488                           12,791
4/30/03                                   17,503                                         18,610                           12,763



AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS 7         4/30/03
-------------------------------

1-Year                   +6.81%

5-Year                   +5.11%

10-Year                  +5.76%

8. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index includes about 40,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.


Past performance does not guarantee future results.
                                                              ANNUAL REPORT  19

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights

                                                                              CLASS A
                                                         -------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
                                                         -------------------------------------------------------
                                                               2003      2002       2001       2000      1999
                                                         -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................      $11.81     $11.77     $11.41     $12.31     $12.25
                                                         -------------------------------------------------------
Income from investment operations:
 Net investment income ................................         .59        .62        .65        .66        .67
 Net realized and unrealized gains (losses) ...........         .18        .04        .36       (.89)       .06
                                                         -------------------------------------------------------
Total from investment operations ......................         .77        .66       1.01       (.23)       .73
                                                         -------------------------------------------------------
Less distributions from:
 Net investment income ................................        (.59)      (.62)      (.65)      (.66)      (.67)
 Net realized gains ...................................          --         --         --       (.01)        --
                                                         -------------------------------------------------------
Total distributions ...................................        (.59)      (.62)      (.65)      (.67)      (.67)
                                                         -------------------------------------------------------
Net asset value, end of year ..........................      $11.99     $11.81     $11.77     $11.41     $12.31
                                                         -------------------------------------------------------

Total returna .........................................       6.72%      5.71%      9.07%     (1.87%)     6.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................  $6,835,209 $6,633,281 $6,431,800 $6,321,014 $7,170,226
Ratios to average net assets:
 Expenses .............................................        .61%       .59%       .60%       .60%       .60%
 Net investment income ................................       4.98%      5.20%      5.54%      5.64%      5.41%
Portfolio turnover rate ...............................      13.18%     12.95%      9.79%     16.63%      9.90%

aTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)

                                                                              CLASS B
                                                           ----------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
                                                           ----------------------------------------------------
                                                              2003      2002        2001      2000      1999 B
                                                           ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $11.81     $11.77     $11.41    $12.30    $12.39
                                                           ----------------------------------------------------
Income from investment operations:
 Net investment income ..................................       .53        .55        .58       .59       .23
 Net realized and unrealized gains (losses) .............       .18        .04        .37      (.88)     (.11)
                                                           ----------------------------------------------------
Total from investment operations ........................       .71        .59        .95      (.29)      .12
                                                           ----------------------------------------------------
Less distributions from:
 Net investment income ..................................      (.53)      (.55)      (.59)     (.59)     (.21)
 Net realized gains .....................................        --         --         --      (.01)       --
                                                           ----------------------------------------------------
Total distributions .....................................      (.53)      (.55)      (.59)     (.60)     (.21)
                                                           ----------------------------------------------------
Net asset value, end of year ............................    $11.99     $11.81     $11.77    $11.41    $12.30
                                                           ----------------------------------------------------

Total return a ..........................................     6.13%      5.13%      8.47%    (2.35%)     .96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................  $293,285   $220,757   $120,639   $66,158   $27,988
Ratios to average net assets:
 Expenses ...............................................     1.17%      1.16%      1.16%     1.17%     1.17% c
 Net investment income ..................................     4.42%      4.63%      4.96%     5.10%     4.86% c
Portfolio turnover rate .................................    13.18%     12.95%      9.79%    16.63%     9.90%


aTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
bFor the period January 1, 1999 (effective date) to April 30, 1999.
cAnnualized

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)


                                                                                CLASS C
                                                           -------------------------------------------------
                                                                           YEAR ENDED APRIL 30,
                                                           -------------------------------------------------
                                                              2003      2002       2001      2000      1999
                                                           -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $11.81    $11.77     $11.41    $12.31    $12.24
                                                           -------------------------------------------------
Income from investment operations:
 Net investment income ..................................       .53       .55        .58       .59       .60
 Net realized and unrealized gains (losses) .............       .18       .04        .36      (.89)      .07
                                                           -------------------------------------------------
Total from investment operations ........................       .71       .59        .94      (.30)      .67
                                                           -------------------------------------------------
Less distributions from:
 Net investment income ..................................      (.53)     (.55)      (.58)     (.59)     (.60)
 Net realized gains .....................................        --        --         --      (.01)       --
                                                           -------------------------------------------------
Total distributions .....................................      (.53)     (.55)      (.58)     (.60)     (.60)
                                                           -------------------------------------------------
Net asset value, end of year ............................     11.99    $11.81     $11.77    $11.41    $12.31
                                                           -------------------------------------------------

Total returna ...........................................     6.15%     5.13%      8.46%    (2.43%)    5.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................  $394,026  $320,087   $242,255  $200,120  $212,474
Ratios to average net assets:
 Expenses ...............................................     1.17%     1.16%      1.16%     1.17%     1.17%
 Net investment income ..................................     4.42%     4.63%      4.97%     5.07%     4.83%
Portfolio turnover rate .................................    13.18%    12.95%      9.79%    16.63%     9.90%


aTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)

                                                            ADVISOR CLASS
                                                         --------------------
                                                         YEAR ENDED APRIL 30,
                                                         --------------------
                                                           2003      2002 B
                                                         --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $11.82    $11.70
                                                         --------------------
Income from investment operations:
 Net investment income ................................      .60       .07
 Net realized and unrealized gains (losses) ...........      .18       .10
                                                         --------------------
Total from investment operations ......................      .78       .17
                                                         --------------------
Less distributions from:
 Net investment income ................................     (.60)     (.05)
 Net realized gain ....................................       --        --
                                                         --------------------
Total distributions ...................................     (.60)     (.05)
                                                         --------------------
Net asset value, end of year ..........................   $12.00    $11.82
                                                         --------------------

Total returna .........................................    6.81%     1.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................  $88,142   $84,479
Ratios to average net assets:
 Expenses .............................................     .52%      .51% c
 Net investment income ................................    5.07%     5.17% c
Portfolio turnover rate ...............................   13.18%    12.95%


aTotal return is not annualized for periods less than one year.
bFor the period March 20, 2002 (effective date) to April 30, 2002.
cAnnualized.

                       See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS 97.6%
 BONDS 93.6%
 ALABAMA .8%
 Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 ...........................................$  3,100,000   $  3,220,776
 Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%, 6/01/28 ...............   7,000,000      7,151,620
 Courtland IDB,
    PCR, Champion International Corp. Project, Refunding, 6.15%, 6/01/19 ................................   5,000,000      5,100,450
    Solid Waste Disposal Revenue, Champion International Corp. Project, Refunding, 6.00%, 8/01/29 .......  12,000,000     12,029,520
 Courtland IDBR,
    Champion International Corp., Refunding, Series A, 7.20%, 12/01/13 ..................................  12,000,000     12,377,760
    Solid Waste Disposal Revenue, Champion International Corp. Project, Refunding, Series A,
      6.70%, 11/01/29                                                                                       4,000,000      4,255,600
 Fairfield IDB, Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%, 9/01/14 .........   1,445,000      1,486,298
 Jefferson County Sewer Revenue, Capital Improvement wts., Series A, FGIC Insured, 5.375%, 2/01/36 ......   9,700,000     11,148,113
 University of Alabama, University Revenue Hospital, Series A, MBIA Insured, 5.875%, 9/01/31 ............   5,000,000      5,546,400
                                                                                                                        ------------
                                                                                                                          62,316,537
                                                                                                                        ------------
 ALASKA .4%
 Alaska State HFC Revenue, Refunding, Series A, MBIA Insured, 6.00%, 12/01/15 ...........................   1,660,000      1,697,549
 Alaska State HFC,
    Collateralized Home Mortgage, Series A-1, 6.75%, 12/01/32 ...........................................     725,000        732,700
    Veterans Mortgage Program, MBIA Insured, 6.75%, 12/01/25 ............................................  12,120,000     12,529,414
 Alaska State International Airports Revenues, Series B, AMBAC Insured, 5.25%, 10/01/27 .................  15,000,000     15,436,800
                                                                                                                        ------------
                                                                                                                          30,396,463
                                                                                                                        ------------
 ARIZONA 1.6%
 Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ...............................................   3,340,000        801,600
 Maricopa County IDA,
    Health Facilities Revenue, Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16 ....  23,000,000     21,613,330
    Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 ....................................  19,000,000     19,334,590
 Mesa IDAR, Discovery Health System, Series A, MBIA Insured, 5.75%, 1/01/25 .............................  22,500,000     24,689,700
 Salt River Project Agricultural Improvement and Power District Electric System Revenue,
    Salt River Project, Refunding, Series A, 5.125%, 1/01/27 ............................................  35,000,000     36,556,450
    Series B, 5.00%, 1/01/25 ............................................................................  17,500,000     18,150,300
                                                                                                                        ------------
                                                                                                                         121,145,970
                                                                                                                        ------------
 ARKANSAS 1.2%
 Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured, 5.80%, 1/01/23 .............     395,000        410,689
 Arkansas State Development Finance Authority Revenue, White River Medical Center Project, 5.60%, 6/01/24   1,200,000      1,218,120
 Arkansas State Development Finance Authority SFMR, MBS Program,
    Series B, 6.10%, 1/01/29 ............................................................................     620,000        643,610
    Series D, 6.85%, 1/01/27 ............................................................................      50,000         52,292
 Arkansas State Development Finance Authority Wastewater System Revenue, Revolving Loan Fund,
  Series A, 5.85%, 12/01/19 .............................................................................   1,000,000      1,135,450
 Arkansas State Student Loan Authority Revenue, Refunding, Sub Series B,
    6.25%, 6/01/10 ......................................................................................     500,000        533,245
    5.60%, 6/01/14 ......................................................................................     325,000        338,491
 Camden Environmental Improvement Revenue, International Paper Co. Project, Series A, 7.625%, 11/01/18 ..     250,000        264,578
 Desha County Residential Housing Facilities Board SFMR, Refunding, 7.50%, 4/01/11 ......................     880,000        910,668
 Fort Smith Water and Sewer Revenue, Refunding and Construction, MBIA Insured, 6.00%, 10/01/12 ..........     130,000        137,046
 Fouke School District No. 15 GO, Refunding and Construction, MBIA Insured, Pre-Refunded, 6.60%, 4/01/19      130,000        136,460

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)


                                                                                                          PRINCIPAL
                                                                                                           AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 ARKANSAS (CONT.)
 Jefferson County PCR,
    Arkansas Power and Light Co. Project, Refunding, 6.30%, 6/01/18 ................................... $ 1,865,000   $ 1,923,505
    Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 .........................................   7,900,000     7,814,996
 Jonesboro City Water and Light Plant Public Utilities System Revenue, Refunding, AMBAC Insured,
  5.25%, 12/01/13 .....................................................................................     200,000       204,778
 Little Rock Municipal Airport Revenue, Refunding, MBIA Insured, 6.00%, 11/01/14 ......................     130,000       130,514
 Pope County PCR,
    Arkansas Power and Light Co. Project, Refunding, 6.30%, 11/01/20 ..................................  60,500,000    60,714,775
    Power and Light Co. Project, Refunding, 6.30%, 12/01/16 ...........................................   2,600,000     2,691,806
 Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity, St. Vincent's Infirmary,
  Refunding, MBIA Insured, ETM, 6.05%, 11/01/09 .......................................................     125,000       149,279
 Pulaski County Public Facilities Board MFR, South Oaks Apartments, Refunding, Series A, GNMA Secured,
  6.50%, 10/20/29 .....................................................................................     600,000       623,310
 Saline County Hospital Revenue, Refunding, Connie Lee Insured, 6.00%, 9/01/19 ........................     700,000       767,795
 Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding, AMBAC Insured,
  5.80%, 6/01/11 ......................................................................................     195,000       212,700
 University of Arkansas University Revenues, Various Facility Fayetteville Campus, FGIC Insured,
    5.00%, 12/01/27....................................................................................   5,000,000     5,137,700
 University of Central Arkansas Academic Facilities Revenue,
    Series B, AMBAC Insured, 5.875%, 4/01/16 ..........................................................     250,000       280,030
    Series C, AMBAC Insured, 6.00%, 4/01/21 ...........................................................   1,000,000     1,119,090
 University of Central Arkansas Athletic Facilities Revenue, Series C, AMBAC Insured,
    6.00%, 4/01/21 ....................................................................................   1,000,000     1,119,090
    6.125%, 4/01/26 ...................................................................................   1,200,000     1,344,924
 University of Central Arkansas Housing System Revenue, Refunding, Series A, AMBAC Insured,
    6.00%, 4/01/21 ....................................................................................   1,000,000     1,119,090
                                                                                                                      -----------
                                                                                                                       91,134,031
                                                                                                                      -----------
 CALIFORNIA 4.7%
 Alhambra COP, Clubhouse Facility Project, 11.25%,
    1/01/08 ...........................................................................................     410,000       416,166
    1/01/09 ...........................................................................................     455,000       461,770
    1/01/10 ...........................................................................................     500,000       507,400
 Burbank RDA, Tax Allocation, Refunding, Series A, 6.25%, 12/01/24 ....................................   4,875,000     5,055,960
 California Educational Facilities Authority Revenue,
    National University, Connie Lee Insured, 6.00%, 5/01/09 ...........................................   3,580,000     3,801,495
    Pooled College and University Projects, Series B, 6.00%, 12/01/20 .................................   6,025,000     6,344,928
 California Health Facilities Financing Authority Revenue, St. Francis Medical Center, Refunding,
  Series H, AMBAC Insured, 6.30%, 10/01/15 ............................................................   2,800,000     3,134,712
 California State GO,
    5.90%, 5/01/08 ....................................................................................     235,000       248,802
    6.00%, 5/01/18 ....................................................................................     535,000       566,458
    6.00%, 5/01/20 ....................................................................................     850,000       902,853
    5.90%, 4/01/23 ....................................................................................   1,200,000     1,243,992
    5.00%, 2/01/32 ....................................................................................  50,000,000    49,469,500
    Refunding, 5.125%, 6/01/25 ........................................................................  25,000,000    25,188,000
    Refunding, 5.00%, 2/01/26 .........................................................................  27,000,000    26,852,580

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)


                                                                                                                         PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 CALIFORNIA (CONT.)
 Chino USD, COP, Refunding, FSA Insured, 5.90%, 9/01/15 .................................................$  8,240,000   $  9,233,497
 Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%, 7/01/10 ....................     855,000        917,723
 Foothill/Eastern Corridor Agency Toll Road Revenue,
    Refunding, MBIA Insured, 5.75%, 1/15/40 .............................................................  20,000,000     20,161,400
    senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 .................................................  39,240,000     45,689,879
 Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, 2003 Series A-1, 6.25%, 6/01/33 ..  26,000,000     22,833,200
 Los Angeles CRDA, Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%, 1/01/27 ..................   2,995,000      3,106,594
 Los Angeles Regional Airports Improvement Corp. Lease Revenue,
    Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 .............................   7,500,000      5,605,725
    United Airlines, International Airport, Refunding, 6.875%, 11/15/12 .................................   8,400,000      4,581,696
 Los Angeles USD GO, Series A, MBIA Insured, 5.00%, 1/01/28                                                25,000,000     25,843,500
 Los Angeles Wastewater System Revenue, Refunding MBIA Insured, 5.00%, 6/01/25                             10,000,000     10,384,600
 Pajaro Valley USD, GO, Series A, FSA Insured, 5.00%, 8/01/26                                               5,285,000      5,477,585
 Pomona PFAR, Series Q, MBIA Insured, 5.90%, 12/01/25                                                       4,000,000      4,372,720
 San Francisco City and County RDA, Lease Revenue, George R. Moscone Center, FSA Insured, 6.75%, 7/01/24    7,075,000      7,626,638
 San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue, Redevelopment
  Projects, Pre-Refunded, 6.50%, 8/01/22 ................................................................  12,680,000     13,891,828
 San Francisco City and County Sewer Revenue, Series A, FGIC Insured, 5.90%, 10/01/20 ...................  10,380,000     10,789,802
 San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, 5.00%, 1/01/33 ........   5,000,000      4,622,300
 Southern Public Power Authority Power Projects Revenue, Series A, AMBAC Insured, 5.00%, 7/01/33 ........  20,000,000     20,642,000
 University of California Revenues, Research Facilities, Series B, Pre-Refunded, 6.55%, 9/01/24 .........  11,780,000     12,222,457
 Windsor RDAR, Tax Allocation, Windsor Project, 7.00%, 9/01/24 ..........................................   2,405,000      2,547,641
                                                                                                                        ------------
                                                                                                                         354,745,401
                                                                                                                        ------------
 COLORADO 2.1%
 Colorado Health Facilities Authority Revenue,
    Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ..............................................   2,000,000      2,004,640
    Kaiser Permanente, Series A, 5.35%, 11/01/16 ........................................................  13,250,000     13,696,260
    Kaiser Permanente, Series B, 5.35%, 8/01/15 .........................................................  20,200,000     20,964,772
 Colorado Public Highway Authority Revenue, Highway E-470, Refunding, Senior Series A, MBIA Insured,
  5.00%, 9/01/21 ........................................................................................  12,715,000     13,193,211
 Colorado Water Resource Power Development Authority Clean Water Revenue, Series A, 5.50%, 9/01/09 ......   1,250,000      1,446,613
 Denver City and County Airport Revenue,
    Refunding, Series E, MBIA Insured, 5.25%, 11/15/23 ..................................................  43,000,000     44,551,440
    Series A, 7.50%, 11/15/23 ...........................................................................  13,590,000     14,632,489
    Series A, Pre-Refunded, 7.50%, 11/15/23 .............................................................   2,930,000      3,262,789
 Denver City and County School District No. 1 COP, Denver School Facilities Leasing Corp., AMBAC Insured,
  5.50%, 12/15/08 .......................................................................................   1,000,000      1,122,070
 Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project, Series A,
  6.875%, 10/01/32.......................................................................................  47,980,000     12,940,686
 Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured, 5.95%, 4/01/29 ........................  11,400,000     12,114,780
 Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured, 5.125%, 6/15/31 ...........   7,500,000      7,784,400
 Pueblo County School District GO No. 060, FGIC Insured, 5.00%, 12/15/22 ................................   5,500,000      5,742,935
 University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%, 11/15/29 ............   8,500,000      8,681,560
                                                                                                                        ------------
                                                                                                                         162,138,645
                                                                                                                        ------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 CONNECTICUT .3%
 Connecticut State GO, Series D, 5.00%, 11/15/20 ....................................................  $ 8,000,000   $ 8,448,800
 Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B,
  AMBAC Insured, 5.00%, 12/01/17 ....................................................................   11,870,000    12,855,091
 Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured, 5.80%, 8/20/39 ...    2,750,000     2,946,075
                                                                                                                     -----------
                                                                                                                      24,249,966
                                                                                                                     -----------
 DELAWARE
 Delaware State EDA Revenue, Water Development, Wilmington, Refunding, Series B, 6.45%, 12/01/07 ....    1,160,000     1,360,610
 Delaware State Housing Authority MFMR, Refunding, Series D, 6.75%, 7/01/06 .........................    2,000,000     2,178,120
                                                                                                                     -----------
                                                                                                                       3,538,730
                                                                                                                     -----------
 FLORIDA 3.8%
 Broward County School Board COP,
    MBIA Insured, 5.00%, 7/01/28 ....................................................................   17,415,000    17,874,408
    Series A, FSA Insured, 5.25%, 7/01/24 ...........................................................   25,000,000    26,316,000
 Callaway/Bay County Wastewater Systems Revenue, Series A, FGIC Insured, 6.00%, 9/01/26 .............      695,000       769,511
 Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Refunding, Series A-2,
  AMBAC Insured, 5.75%, 11/15/29 ....................................................................   10,000,000    11,858,400
 Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
    5.75%, 6/01/22 ..................................................................................   10,000,000    11,249,200
    6.00%, 6/01/23 ..................................................................................   17,500,000    21,153,825
 Hillsborough County School Board COP,
    Master Lease Program, MBIA Insured, 4.625%, 7/01/28 .............................................   13,000,000    12,837,370
    Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ...............................................    5,000,000     5,123,550
 Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30 .................   20,175,000    20,707,217
 Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
    10/01/23 ........................................................................................    6,000,000     6,203,520
    10/01/26 ........................................................................................   20,000,000    20,523,600
 Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 .................................    5,000,000     5,116,900
 Jea Electric System Revenue, Refunding, Sub Series D, 4.625%, 10/01/22 .............................   11,000,000    11,032,120
 Miami-Dade County School Board COP, Series A, MBIA Insured, 5.125%, 5/01/26 ........................   17,625,000    19,990,099
 Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project, Series A, AMBAC Insured,
  5.00%, 4/01/32 ....................................................................................   10,000,000    10,274,900
 Orlando and Orange County Expressway Authority Revenue, Series B, AMBAC Insured, 5.00%, 7/01/28 ....   10,630,000    10,936,463
 Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22 ................    7,500,000     7,813,875
 Palm Beach County School Board COP,
    Refunding, Series D, FSA Insured, 5.00%, 8/01/28 ................................................   25,000,000    25,611,500
    Series A, FGIC Insured, 6.00%, 8/01/23 ..........................................................    5,100,000     6,107,658
 St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured,
6.20%,
    10/01/03 ........................................................................................    1,005,000     1,025,874
    10/01/04 ........................................................................................    1,065,000     1,138,368
    10/01/05 ........................................................................................    1,130,000     1,257,848
    10/01/06 ........................................................................................    1,200,000     1,349,160
    10/01/07 ........................................................................................    1,275,000     1,427,018
    10/01/08 ........................................................................................    1,355,000     1,516,557
    10/01/12 ........................................................................................    6,300,000     7,051,149

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 FLORIDA (CONT.)
 Tampa Bay Water Utility System Revenue, Series B, FGIC Insured, 5.00%,
    10/01/26 .......................................................................................... $ 10,000,000   $ 10,261,800
    10/01/31 ..........................................................................................   10,000,000     10,233,800
                                                                                                                       ------------
                                                                                                                        286,761,690
                                                                                                                       ------------
 GEORGIA 2.6%
 Athens Housing Authority Student Housing Lease Revenue, University of Georgia East Campus Housing,
  Refunding, AMBAC Insured, 5.00%, 12/01/27 ...........................................................    5,000,000      5,149,400
 Atlanta Airport Facilities Revenue, Refunding, Series A, FGIC Insured, 5.50%, 1/01/26 ................   18,295,000     19,428,741
 Atlanta Development Authority Revenue, Yamacraw Design Center Project, Series A, MBIA Insured,
  5.125%, 1/01/27 .....................................................................................    5,000,000      5,181,750
 Atlanta Water and Wastewater Revenue, Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 .............   13,000,000     13,321,490
 Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle, 1st Series, 5.40%, 5/01/34 ...   15,705,000     15,911,992
 Cobb County Hospital Authority Revenue, MBAC Insured, 5.00%, 4/01/28 .................................   18,000,000     18,534,240
 De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 ..............................................   12,000,000     12,615,000
 Fulton County Development Authority Special Facilities Revenue, Delta Airlines Inc. Project, Refunding,
    6.85%, 11/01/07 ...................................................................................    3,400,000      1,791,256
    6.95%, 11/01/12 ...................................................................................    5,500,000      2,753,520
 Georgia Local Government COP, Grantor Trust, Series A, MBIA Insured, 4.75%, 6/01/28 ..................   15,000,000     15,153,450
 Georgia Municipal Electric Authority Power Revenue,
    Series B, 6.375%, 1/01/16 .........................................................................      955,000        978,063
    Series EE, AMBAC Insured, 6.40%, 1/01/23 ..........................................................    6,325,000      6,647,196
 Georgia State HFAR, Homeownership Opportunity Program, Series C, 6.60%, 12/01/23 .....................    2,275,000      2,322,434
 Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured, 5.00%, 1/01/25 ....    5,000,000      5,183,150
 Gwinnett County Hospital Authority Revenue Anticipation Certificates, Gwinnett Hospital Systems Inc.
  Project, Series B, MBIA Insured, 5.30%, 9/01/27 .....................................................   10,000,000     10,536,600
 Gwinnett County Water and Sewer Authority Revenue, 5.25%, 8/01/25 ....................................   20,000,000     21,184,200
 Henry County and Henry County Water and Sewer Authority Revenue, Refunding and Improvement, Series A,
  AMBAC Insured, 5.00%, 2/01/26 .......................................................................    5,770,000      5,977,143
 Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, MBIA Insured, 5.00%, 7/01/26 .........   12,800,000     13,144,576
 Metropolitan Atlanta Rapid Transit Revenue, MBIA Insured, 5.00%, 7/01/25 .............................   12,160,000     12,544,621
 Metropolitan Rapid Transit Authority, Georgia Sales Tax Revenue, MBIA Insured, 5.00%, 7/01/23 ........   10,150,000     10,551,331
                                                                                                                       ------------
                                                                                                                        198,910,153
                                                                                                                       ------------
 HAWAII 1.2%
 Hawaii State Airports System Revenue,
    Refunding, Third Series 1994, AMBAC Insured, 5.75%, 7/01/09 .......................................      300,000        321,276
    Second Series 1992, MBIA Insured, 6.90%, 7/01/12 ..................................................      400,000        488,240
    Second Series, 6.90%, 7/01/12 .....................................................................      500,000        608,500
 Hawaii State Department of Budget and Finance Special Purpose Mortgage Revenue,
    Hawaiian Electric Co. and Subsidiaries, MBIA Insured, 6.55%, 12/01/22 .............................    3,040,000      3,112,747
    Hawaiian Electric Co., Series A, MBIA Insured, 6.60%, 1/01/25 .....................................    1,950,000      2,103,153
    Kapiolani Health Care System, Refunding, 6.40%, 7/01/13 ...........................................      600,000        614,352
    Kapiolani Health Care System, Refunding, 6.00%, 7/01/19 ...........................................    2,725,000      2,768,682
    St. Francis Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 ...............................    1,100,000      1,120,075

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                             PRINCIPAL
                                                                                                              AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 HAWAII (CONT.)
 Hawaii State Department of Budget and Finance Special Purpose Revenue,
    6.00%, 7/01/11 .....................................................................................   $ 1,000,000   $ 1,053,710
    6.20%, 7/01/16 .....................................................................................     2,000,000     2,092,020
    Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 ............................       500,000       536,460
    Kaiser Permanente, Series A, 5.15%, 3/01/15 ........................................................     4,000,000     4,092,760
    Kapiolani Health Obligation, 6.25%, 7/01/21 ........................................................     7,350,000     7,583,951
    Queens Health System, Refunding, Series A, 6.05%, 7/01/16 ..........................................     1,000,000     1,052,740
    Queens Health System, Refunding, Series A, 6.00%, 7/01/20 ..........................................       120,000       125,274
    Queens Health System, Refunding, Series A, 5.75%, 7/01/26 ..........................................     7,000,000     7,209,860
    Wilcox Memorial Hospital Projects, 5.25%, 7/01/13 ..................................................       600,000       613,962
    Wilcox Memorial Hospital Projects, 5.35%, 7/01/18 ..................................................     2,040,000     2,002,484
    Wilcox Memorial Hospital Projects, 5.50%, 7/01/28 ..................................................     2,410,000     2,311,648
 Hawaii State GO,
    Series BW, 6.375%, 3/01/11 .........................................................................       100,000       120,506
    Series CA, 6.00%, 1/01/09 ..........................................................................       100,000       116,512
    Series CT, FSA Insured, 5.875%, 9/01/19 ............................................................     5,000,000     5,939,700
 Hawaii State Harbor Capital Improvement Revenue, Refunding, Series 1994, FGIC Insured,
    6.25%, 7/01/15 .....................................................................................     1,000,000     1,068,300
    6.375%, 7/01/24 ....................................................................................       500,000       534,320
 Hawaii State Housing Finance and Development Corp. Revenue, Affordable Rental Housing Program, Series A,
    6.00%, 7/01/15 .....................................................................................       975,000     1,022,990
    6.05%, 7/01/22 .....................................................................................       750,000       781,680
    6.10%, 7/01/30 .....................................................................................       235,000       243,147
 Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue,
    Series A, 7.10%, 7/01/24 ...........................................................................     3,805,000     3,805,228
    Series A, 6.00%, 7/01/26 ...........................................................................       220,000       225,366
    Series A, FNMA Insured, 5.75%, 7/01/30 .............................................................     2,460,000     2,542,066
    Series B, 7.00%, 7/01/31 ...........................................................................     6,745,000     6,745,405
 Hawaii State SFMR, HFC,
    Series A, 7.00%, 7/01/11 ...........................................................................       230,000       230,580
    Series B, 6.90%, 7/01/16 ...........................................................................       210,000       210,015
 Honolulu City and County GO,
    Refunding, Series 1992, 6.00%, 12/01/14 ............................................................       150,000       183,026
    Series C, FGIC Insured, 5.00%, 7/01/20 .............................................................     5,250,000     5,492,813
 Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 .......................     1,205,000     1,266,720
 Honolulu City and County Wastewater System Revenue,
    2nd Bond Resolution, Junior Series, FGIC Insured, 5.00%, 7/01/23 ...................................    10,000,000    10,253,200
    First Bond Resolution, Series SR, AMBAC Insured, 5.125%, 7/01/31 ...................................     8,000,000     8,233,120
 Honolulu City and County Water Supply Board Water System Revenue, Pre-Refunded, 5.80%, 7/01/21 ........     1,785,000     2,029,956
 Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 ...................................       220,000       259,895
                                                                                                                         -----------
                                                                                                                          91,116,439
                                                                                                                         -----------
 IDAHO
 Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 ...................................     1,385,000     1,433,641
                                                                                                                         -----------
 ILLINOIS 5.8%
 Bryant PCR, Central Illinois Light Co. Project, Refunding,
    Series A, 6.50%, 2/01/18 ...........................................................................     7,200,000     7,239,744
    Series C, 6.50%, 1/01/10 ...........................................................................     5,000,000     5,068,900

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                            PRINCIPAL
                                                                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 ILLINOIS (CONT.)
 Chicago Board of Education GO, Chicago School Reform, MBIA Insured, 6.00%, 12/01/16 ......................$ 9,700,000   $11,157,037
 Chicago COP, AMBAC Insured, 7.75%, 7/15/11 ............................................................... 15,200,000    18,681,864
 Chicago Gas Supply Revenue, The Peoples Gas Light, Refunding, Series A, 6.10%, 6/01/25 ................... 12,000,000    12,879,000
 Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, 5.75%, 1/01/23 ........................  8,955,000    10,456,127
 Chicago O'Hare International Airport Special Facilities Revenue, American Airlines Inc. Project,
    8.20%, 12/01/24........................................................................................ 11,720,000     3,868,420
 Chicago Sales Tax Revenue, FGIC Insured, 5.375%, 1/01/27 .................................................  3,060,000     3,192,651
 Chicago SFMR, Collateralized, Series A, GNMA Secured, 7.25%, 9/01/28 .....................................    920,000       956,920
 Cook County GO, Capital Improvement, Refunding, FGIC Insured, 5.90%, 12/01/14 ............................ 10,000,000    11,077,200
 Cook County Tinley Park School District No.140, Refunding, Series A, AMBAC Insured, 6.00%, 12/01/15 ......  8,750,000    10,064,338
 Illinois Development Finance Authority Hospital Revenue,
    Adventist Health System, Sunbelt Obligation, 5.65%, 11/15/24 ..........................................  6,030,000     6,131,847
    Adventist Health System, Sunbelt Obligation, 5.50%, 11/15/29 .......................................... 20,000,000    19,999,600
    Sisters of St. Francis Health Services, Refunding, MBIA Insured, 5.375%, 11/01/27 .....................  5,000,000     5,212,400
 Illinois Development Finance Authority PCR,
    Central Illinois Public Service Co., Refunding, Series A, 6.375%, 1/01/28 ............................. 15,200,000    15,373,128
    Illinois Power Co. Project, Refunding, Series A, 7.375%, 7/01/21 ...................................... 26,550,000    31,544,321
 Illinois Development Finance Authority Revenue, Provena Health, Series A, MBIA Insured, 5.50%, 5/15/21 ... 10,000,000    10,604,000
 Illinois HDA, MF Program,
    Lawndale Redevelopment Project, 7.10%, 12/01/34 ....................................................... 20,000,000    21,363,200
    Refunding, Series A, 7.10%, 7/01/26 ................................................................... 12,915,000    13,060,681
    Series 1, 6.625%, 9/01/12 ............................................................................. 12,000,000    12,262,200
    Series 1, 6.75%, 9/01/21 ..............................................................................  7,550,000     7,718,743
    Series C, 7.35%, 7/01/11 ..............................................................................  2,265,000     2,289,643
 Illinois Health Facilities Authority Revenue,
    Childrens Memorial Hospital, Series A, AMBAC Insured, 5.75%, 8/15/25 ..................................  9,120,000     9,973,176
    Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%, 7/01/18 ..................  7,090,000     7,677,477
    Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18 ........................  2,105,000     2,493,478
    Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 ....................................  2,885,000     2,994,601
    Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%, 11/15/28 ...................  7,500,000     7,612,575
    South Suburban Hospital, ETM, 7.00%, 2/15/18 ..........................................................  4,200,000     5,409,348
    Victory Health Services, Series A, 5.75%, 8/15/27 .....................................................  8,015,000     8,068,460
 Illinois University Revenues, Auxiliary Facilities, Series A, AMBAC Insured, 5.00%, 4/01/30 ..............  5,000,000     5,081,350
 Kane County School District No. 129 GO, Series A, FGIC Insured, 5.25%, 2/01/22 ...........................  5,285,000     5,580,167
 Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place Expansion Project,
    Refunding, Series A, FGIC Insured, 5.25%, 12/15/28 .................................................... 39,580,000    41,185,365
    Series A, 6.50%, 6/15/22 ..............................................................................      5,000         5,126
    Series A, 6.50%, 6/15/27 ..............................................................................    555,000       569,019
    Series A, FGIC Insured, 6.65%, 6/15/12 ................................................................    250,000       256,358
    Series A, FGIC Insured, ETM, 6.50%, 6/15/07 ...........................................................      5,000         5,127
    Series A, FGIC Insured, Pre-Refunded, 6.65%, 6/15/12 .................................................. 11,550,000    11,852,148
    Series A, MBIA Insured, 5.00%, 12/15/28 ............................................................... 26,795,000    27,369,753
 Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention
    Center, ETM, 5.75%, 7/01/06 ...........................................................................  1,395,000     1,484,545
    ETM, 7.00%, 7/01/26 ................................................................................... 12,000,000    16,203,480
    Pre-Refunded, 6.25%, 7/01/17 ..........................................................................  3,500,000     4,061,785
 Onterie Center HFC, Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 ............................  4,350,000     4,418,121
 Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ......................  1,000,000     1,352,440

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                          PRINCIPAL
                                                                                                           AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 ILLINOIS (CONT.)
 Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc. Project,
    6.20%, 2/01/05 .....................................................................................$  1,415,000   $  1,410,033
    6.625%, 2/01/10 ....................................................................................   3,050,000      3,029,047
 Southwestern Illinois Development Authority Solid Waste Disposal Revenue, LaCede Steel Co. Project,
    8.375%, 8/01/08 ....................................................................................   3,250,000      3,305,738
    8.50%, 8/01/20 .....................................................................................   5,390,000      5,484,056
 University of Illinois University Revenue, Auxiliary Facilities System, Refunding, Series B, FGIC
  Insured, 5.125%, 4/01/26 .............................................................................  12,000,000     12,340,920
 Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co.
  Project, 5.45%, 2/01/23 ..............................................................................   3,600,000      3,737,268
 Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 6.00%, 2/01/27 ...............   7,130,000      7,466,322
                                                                                                                       ------------
                                                                                                                        440,629,247
                                                                                                                       ------------
 INDIANA 1.8%
 Beech Grove EDR, Westvaco Corp., 8.75%, 7/01/10 .......................................................      50,000         50,259
 Carmel EDR, Cool Creek Association, Refunding, 6.50%, 9/01/15 .........................................   1,000,000      1,043,100
 Carmel Industrial RDA, County Option, Income Tax Lease, Rent Revenue, MBIA Insured, 5.25%, 1/01/18 ....   1,090,000
                                                                                                                          1,164,338
 Eastern Hancock Middle School Building Corp. First Mortgage, Pre-Refunded, 6.00%, 1/15/21 .............   1,000,000      1,117,280
 Hammond Industrial Sewer and Solid Waste Disposal Revenue, American Maize-Products Co., Project A,
  8.00%, 12/01/24 ......................................................................................  20,000,000     21,889,200
 Indiana Bond Bank Revenue, State Revolving Fund Program, Series A, 5.50%, 8/01/04 .....................   1,000,000      1,052,320
 Indiana Bond Bank Special Program, Series B, 6.20%, 2/01/23 ...........................................   3,500,000      3,645,005
 Indiana Health Facility Financing Authority Hospital Revenue,
    Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/21 ..................................  17,500,000     17,896,025
    Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 ................................   1,200,000      1,140,780
 Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project, Refunding,
    5.625%, 5/15/28 ....................................................................................   1,750,000      1,523,130
 Indiana State Development Financing Authority Environmental Revenue, 6.25%, 7/15/30 ...................   2,000,000      2,059,500
 Indiana State Educational Facilities Authority Revenue,
    DePauw University Project, Refunding, 5.30%, 7/01/16 ...............................................     600,000        645,834
    Valparaiso University, AMBAC Insured, 5.125%, 10/01/23 .............................................   2,015,000      2,086,593
 Indiana State HFA, SFMR,
    GNMA Secured, 6.10%, 7/01/22 .......................................................................     690,000        724,148
    Refunding, Series A, 6.75%, 1/01/10 ................................................................   2,940,000      2,991,744
    Refunding, Series A, 6.80%, 1/01/17 ................................................................  12,835,000     12,964,377
 Indiana Transportation Finance Authority Highway Revenue, 5.375%, 12/01/25 ............................  15,000,000     15,755,250
 Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, MBIA Insured,
  5.25%, 7/01/33 .......................................................................................  19,020,000     19,876,280
 Jasper County EDR, Georgia-Pacific Corp. Project,
    5.625%, 12/01/27 ...................................................................................   3,500,000      2,343,145
    Refunding, 6.70%, 4/01/29 ..........................................................................   3,000,000      2,340,750
 Jasper County PCR, Northern Indiana Public Service Co., Refunding, MBIA Insured, 7.10%, 7/01/17 .......     500,000        509,450
 Madison County Authority Anderson Hospital Revenue, Refunding, Series A, MBIA Insured, 8.00%, 1/01/14 .      95,000         95,527
 Muncies Edit Building Corp. First Mortgage, Series A, AMBAC Insured, 6.60%, 12/01/17 ..................   4,000,000      4,314,240
 New Albany Floyd County School Building Corp. Revenue, First Mortgage, MBIA Insured, 5.375%, 1/15/18 ..   1,500,000      1,628,325
 New Prairie Unified School Building Corp. Revenue, First Mortgage, Refunding, FSA Insured, 5.80%,
    7/05/11.............................................................................................   1,520,000      1,659,110
 Penn-Harris-Madison Multi-School Building Corp. First Mortgage, FSA Insured, Pre-Refunded, 5.90%,
    7/15/14.............................................................................................   1,000,000      1,153,660
 Petersburg PCR, 5.75%, 8/01/21 ........................................................................   5,000,000      4,829,800
 Purdue University of Indiana University Revenue, Student Fee, Series Q, 5.375%, 7/01/07 ...............   1,355,000      1,519,754

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)


                                                                                                          PRINCIPAL
                                                                                                            AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 INDIANA (CONT.)
 Rochester Community Multi-School Building Corp. Revenue, First Mortgage, AMBAC Insured, 5.20%, 1/15/18 $  1,000,000   $  1,061,680
 Sullivan Industrial PCR, Hoosier Energy, Merom Project, Refunding, 7.10%, 4/01/19 .....................     750,000        774,428
 Sullivan PCR, Indiana-Michigan Power Co. Project, Refunding, Series C, 5.95%, 5/01/09 .................   6,000,000      6,198,420
                                                                                                                       ------------
                                                                                                                        136,053,452
                                                                                                                       ------------
 IOWA .1%
 Iowa Finance Authority Hospital Facility Revenue, 6.25%, 2/15/04 ......................................   1,005,000      1,039,673
 Iowa Finance Authority Mortgage Revenue, Abbey Health Care, Series A, GNMA Secured,
    5.90%, 5/20/20 .....................................................................................     500,000        542,680
    6.10%, 5/20/31 .....................................................................................   5,305,000      5,792,158
 Iowa Finance Authority Revenue, Iowa State Revolving Fund, Refunding, 5.50%, 8/01/07 ..................   2,000,000      2,268,260
                                                                                                                       ------------
                                                                                                                          9,642,771
                                                                                                                       ------------
 KANSAS .2%
 Kansas State Department of Transportation and Highway Revenue, Refunding, 5.50%, 9/01/06 ..............   1,000,000      1,120,150
 Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial Hospital,
  Series Z, Asset Guaranteed, 5.25%, 12/15/23 ..........................................................   2,000,000      2,092,920
 Kansas State Development Finance Authority Revenue, Water Pollution Control Revolving Fund, Series II,
  5.125%, 11/01/18 .....................................................................................   5,000,000      5,412,700
 Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A, 5.70%, 11/15/18 ................   1,875,000      1,878,488
 Shawnee County USD No. 437, Auburn-Washburn GO, Refunding, FSA Insured, 5.00%, 9/01/20 ................   2,500,000      2,619,425
                                                                                                                       ------------
                                                                                                                         13,123,683
                                                                                                                       ------------
 KENTUCKY 1.5%
 Ashland PCR, Ashland Oil Inc. Project, Refunding, 6.65%, 8/01/09 ......................................   3,100,000      3,144,330
 Henderson County Solid Waste Disposal Revenue, MacMillan Bloedel Project, 7.00%, 3/01/25 ..............  10,000,000     10,483,100
 Kenton County Airport Board Revenue, Special Facilities, Delta Airlines Inc. Project,
    Series A, 7.50%, 2/01/20 ...........................................................................  10,000,000      7,400,000
    Series A, 7.125%, 2/01/21 ..........................................................................   9,330,000      6,717,600
    Series B, 7.25%, 2/01/22 ...........................................................................   3,350,000      2,412,000
 Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional
  Health Center Facility, Refunding and Improvement,
    5.80%, 10/01/12 ....................................................................................   1,000,000        951,920
    5.85%, 10/01/17 ....................................................................................   5,615,000      5,119,869
 Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue, Series A,
  MBIA Insured, 5.00%, 5/15/36 .........................................................................  20,000,000     20,393,600
 Mount Sterling Lease Revenue, Kentucky League Cities, Series A,
    6.10%, 3/01/08 .....................................................................................  20,375,000     20,845,459
    6.20%, 3/01/18 .....................................................................................  11,765,000     12,037,595
 Pendleton County Multi-County Lease Revenue, Kentucky Association of Counties Leasing Trust,
  Series A, 6.50%, 3/01/19 .............................................................................  27,160,000     28,010,651
                                                                                                                       ------------
                                                                                                                        117,516,124
                                                                                                                       ------------
 LOUISIANA 1.7%
 Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%, 10/01/12 .........  14,285,000     14,520,845
 Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial Hospital
  Project, Series A, FSA Insured,
    6.375%, 12/01/12 ...................................................................................   4,310,000      5,201,179
    6.50%, 12/01/18 ....................................................................................   5,530,000      7,031,506
    6.65%, 12/01/21 ....................................................................................   3,145,000      3,204,786

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 LOUISIANA (CONT.)
 Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding, Series B, 6.875%, 11/01/12 ......$    235,000   $    239,904
 De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A, 7.70%,
    11/01/18 ..........................................................................................   2,500,000      2,692,050
 East Baton Rouge Mortgage Finance Authority, SFM Purchase,
    Series A, 6.80%, 10/01/28 .........................................................................   2,865,000      2,969,200
    Series C, 7.00%, 4/01/32 ..........................................................................     575,000        578,726
 Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%, 11/01/27 .........   5,655,000      5,817,807
 Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured, 5.55%, 6/01/32 ...   2,995,000      3,084,521
 Louisiana Local Government Environmental Facilities CDA Revenue, MBIA Insured, 5.00%, 12/01/26 .......   5,605,000      5,763,734
 Louisiana Local Government Environmental Facilities CRDA, Jefferson Parking Garage Project, AMBAC
  Insured, 5.00%, 9/01/31 .............................................................................   4,305,000      4,398,763
 Louisiana Public Facilities Authority Revenue,
    Ochsner Clinic Foundation Project, Series B, 5.75%, 5/15/23 .......................................  10,000,000     10,213,700
    Tulane University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32 .............................   5,000,000      5,117,750
 Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 ...................  19,250,000     19,743,378
 Louisiana State GO, Series A, FGIC Insured, 5.00%, 11/15/19 ..........................................   9,000,000      9,464,580
 New Orleans GO, Refunding, AMBAC Insured,
    6.125%, 10/01/16 ..................................................................................  10,275,000     11,383,878
    6.20%, 10/01/21 ...................................................................................   8,050,000      8,932,924
 Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 ...............   2,200,000      2,237,202
 West Feliciana Parish PCR, Gulf State Utility Co. Project,
    7.70%, 12/01/14 ...................................................................................   2,000,000      2,035,960
    7.00%, 11/01/15 ...................................................................................   3,050,000      3,149,979
                                                                                                                      ------------
                                                                                                                       127,782,372
                                                                                                                      ------------
 MAINE .7%
 Bucksport Solid Waste Disposal Revenue, Champion International Corp. Project, 6.25%, 5/01/10 .........   5,000,000      5,071,250
 Financial Authority Solid Waste Recycling Facilities Revenue, Great Northern Paper Co., Bowater
  Project, 7.75%, 10/01/22 ............................................................................  29,300,000     29,093,728
 Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B, 6.20%, 9/01/19   8,000,000      8,186,880
 Maine State Health and Higher Educational Facilities Authority Revenue, Series B, FSA Insured,
  Pre-Refunded, 7.00%, 7/01/24 ........................................................................   2,445,000      2,657,813
 Maine State Housing Authority Mortgage Purchase Revenue, Refunding, Series D-1, 5.05%, 11/15/16 ......     280,000        283,402
 Maine State Housing Authority Mortgage Purchase, Series D, 6.70%, 11/15/15 ...........................   4,215,000      4,410,576
 Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 .................................   4,800,000      4,763,040
                                                                                                                      ------------
                                                                                                                        54,466,689
                                                                                                                      ------------
 MARYLAND .1%
 Gaithersberg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and Improvement,
  FSA Insured, 6.00%, 9/01/21 .........................................................................  10,110,000     11,055,285
                                                                                                                      ------------
 MASSACHUSETTS 4.7%
 Massachusetts State GO,
    Consolidated Loan, Series A-02, 7.5%, 6/01/04 .....................................................   1,515,000      1,521,863
    Consolidated Loan, Series A-02, Pre-Refunded, 7.5%, 6/01/04 .......................................     140,000        149,570
 Massachusetts Bay Transportation Authority Revenue, General Transportation System,
    Refunding, Series C, 5.00%, 3/01/24 ...............................................................  14,000,000     14,282,240
    Series A, FGIC Insured, 5.00%, 3/01/23 ............................................................   4,000,000      4,103,240
 Massachusetts Bay Transportation Authority, Special Assessment, Series A, 5.25%, 7/01/30 .............  32,525,000     33,940,488

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                           PRINCIPAL
                                                                                                            AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 MASSACHUSETTS (CONT.)
 Massachusetts Special Obligation Revenue, Consolidation Loan, Series A, FGIC Insured, 5.00%, 6/01/22 ..$ 15,070,000   $ 15,659,840
 Massachusetts State Development Finance Agency Revenue, Massachusetts/Saltonstall Redevelopment
  Building  Corp., Series A, MBIA Insured, 5.125%, 8/01/28 .............................................   6,735,000      6,947,489
 Massachusetts State GO,
    Consolidated Loan, Refunding, Series B, 5.25%, 5/01/09 .............................................   1,750,000      1,975,628
    Consolidated Loan, Series A, Pre-Refunded, 7.50%, 6/01/04 ..........................................   3,400,000      3,562,350
    Consolidated Loan, Series C, 5.25%, 11/01/30 .......................................................  77,230,000     80,872,939
    MBIA Insured, 5.00%, 8/01/22 .......................................................................   4,100,000      4,281,671
    Refunding, Series A, 5.25%, 1/01/07 ................................................................   1,850,000      2,045,712
    Refunding, Series B, ETM, 6.50%, 8/01/08 ...........................................................   5,900,000      7,077,994
 Massachusetts State Health and Educational Facilities Authority Revenue,
    Berkshire Health System, Series E, 6.25%, 10/01/31 .................................................   2,250,000      2,317,500
    Berkshire Health System, Series E, Asset Guaranteed, 5.70%, 10/01/25 ...............................   4,500,000      4,830,030
    Harvard University, Series FF, 5.00%, 7/15/22 ......................................................  13,550,000     14,168,964
    Melrose-Wakefield Hospital, Refunding, Series B, ETM, 6.35%, 7/01/06 ...............................   1,100,000      1,118,964
 Massachusetts State HFA,
    HDA, Series D, FGIC Insured, 6.875%, 11/15/21 ......................................................   5,250,000      5,310,953
    Housing Projects, Refunding, Series A, 6.30%, 10/01/13 .............................................   1,295,000      1,324,073
    Housing Projects, Refunding, Series A, 6.375%, 4/01/21 .............................................     605,000        618,800
    Housing Revenue, SF, Series 41, 6.30%, 12/01/14 ....................................................   3,300,000      3,468,267
    Housing Revenue, SF, Series 41, 6.35%, 6/01/17 .....................................................   3,515,000      3,688,676
    Series D, FGIC Insured, 6.80%, 11/15/12 ............................................................     250,000        252,790
 Massachusetts State HFAR, Series C, FGIC Insured, 6.90%, 11/15/21 .....................................   9,715,000      9,827,791
 Massachusetts State Industrial Finance Agency Health Care Facilities Revenue, Jewish Geriatric
    Services Inc., Series B, 5.375%, 5/15/17 ...........................................................   1,965,000      2,015,992
    5.50%, 5/15/27 .....................................................................................   5,000,000      5,102,050
 Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
    5.65%, 10/01/17 ....................................................................................   2,295,000      2,402,658
    5.70%, 10/01/27 ....................................................................................   7,375,000      7,642,344
 Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project, MBIA Insured,
    5.75%, 7/01/39......................................................................................  11,750,000     12,426,683
 Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
    Series A, MBIA Insured, 5.00%, 1/01/37 .............................................................  52,130,000     52,689,355
    sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ......................................  21,350,000     21,688,825
 Massachusetts State Water Pollution Abatement Trust Revenue, Water Revenue Authority Program,
  Refunding, Sub Series A, 5.75%, 8/01/29 ..............................................................   6,500,000      7,199,465
 Massachusetts Turnpike Authority Metropolitan Highway Systems Revenue, Refunding, Subordinated,
  Refunding, Series A, AMBAC Insured, 5.25%, 1/01/29 ................................................ ..   5,000,000      5,210,400
 Route 3 North Transportation Improvement Association Massachusetts Lease Revenue, MBIA Insured,
  5.375%, 6/15/29 ......................................................................................  16,405,000     18,814,895
                                                                                                                       ------------
                                                                                                                        358,540,499
                                                                                                                       ------------
 MICHIGAN 3.5%
 Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 ..............................................   6,300,000      6,433,056
 Battle Creek Tax Increment Finance Authority, Pre-Refunded, 7.40%, 5/01/16 ............................   2,000,000      2,163,780
 Belding Area Schools GO, FGIC Insured,
    6.10%, 5/01/26 .....................................................................................     810,000        900,501
    Pre-Refunded, 6.10%, 5/01/26 .......................................................................   2,995,000      3,412,533
 Chippewa Valley School GO, Refunding, 5.125%, 5/01/27 .................................................   5,310,000      5,477,796

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)


                                                                                                          PRINCIPAL
                                                                                                            AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 MICHIGAN (CONT.)
 Detroit City School District GO,
    School Building and Site Improvements, Series A, FGIC Insured, 5.00%, 5/01/23 ......................$  2,000,000   $  2,066,720
    Series A, FSA Insured, 5.125%, 5/01/31 .............................................................  14,925,000     15,396,630
 Detroit GO,
    Refunding, Series B, 6.375%, 4/01/06 ...............................................................   7,265,000      7,946,312
    Refunding, Series B, 6.25%, 4/01/09 ................................................................     625,000        671,738
    Series A, Pre-Refunded, 6.70%, 4/01/10 .............................................................   4,550,000      5,050,682
 Detroit Sewage Disposal Revenue,
    Refunding, senior lien, Series A, FGIC Insured, 5.125%, 7/01/31 ....................................  10,000,000     10,325,600
    Series A, MBIA Insured, 5.00%, 7/01/27 .............................................................  15,000,000     15,317,550
 Detroit Water Supply System Revenue,
    second lien, Series B, FGIC Insured, 5.50%, 7/01/33 ................................................   5,000,000      5,369,100
    senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ................................................  17,575,000     17,915,779
    senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 ................................................  13,230,000     14,424,714
 Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ..........................   8,625,000      8,926,271
 Eastern Michigan University Revenues, Refunding, Series A, FGIC Insured, 5.00%, 6/01/33 ...............  10,450,000     10,690,455
 Jackson County Building Authority Revenue, AMBAC Insured, 5.60%, 5/01/30 ..............................   4,145,000      4,438,881
 Kalamazoo EDC Revenue, Limited Obligation, Friendship Village, Refunding, Series A, 6.25%, 5/15/27 ....   1,750,000      1,703,328
 Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System, Series A, MBIA Insured,
  Pre-Refunded, 5.625%, 1/15/26 ........................................................................   2,500,000      2,806,475
 Michigan State Building Authority Revenue, Facilities Program,
    Refunding, Series I, 5.00%, 10/15/24 ...............................................................  31,350,000     32,284,857
    Series II, 5.50%, 10/15/06 .........................................................................   3,000,000      3,374,430
 Michigan State HDA, Limited Obligation Revenue, Fraser Woods Project, FSA Insured, 6.625%, 9/15/19 ....   2,500,000      2,566,600
 Michigan State Hospital Finance Authority Revenue,
    Ascension Health Credit, Refunding, Series A, MBIA Insured, 6.125%, 11/15/23 .......................  18,000,000     21,745,800
    Presbyterian Villages Obligation Group, 6.00%, 1/01/04 .............................................     390,000        391,552
    Presbyterian Villages Obligation Group, 6.375%, 1/01/15 ............................................     275,000        261,005
    Presbyterian Villages Obligation Group, 6.40%, 1/01/15 .............................................   1,000,000        951,080
 Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt
  Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 .......................................  10,000,000     10,311,600
 Michigan State Trunk Line Revenue, Series A, FSA Insured,
    5.00%, 11/01/25 ....................................................................................  16,250,000     16,702,400
    5.25%, 11/01/30 ....................................................................................  10,000,000     10,423,900
 Rochester Community School District GO, Refunding, Series I, 5.50%, 5/01/08 ...........................   1,560,000      1,777,433
 Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M, MBIA Insured,
  5.25%, 11/15/31 ......................................................................................  10,000,000     10,287,400
 Southgate Community School District GO, FGIC Insured, 5.00%, 5/01/25 ..................................   5,500,000      5,619,790
 West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 .......................................   5,000,000      5,117,600
                                                                                                                       ------------
                                                                                                                        263,253,348
                                                                                                                       ------------
 MINNESOTA 2.1%
 Cloquet PCR, Potlach Corp. Projects, Refunding, 5.90%, 10/01/26 .......................................   9,100,000      8,059,597
 Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 .....................   5,500,000      5,342,755
 International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22 ......................   3,500,000      3,102,295
 Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
    Series A, FGIC Insured, 5.125%, 1/01/31 ............................................................  10,000,000     10,237,700
    Series A, FGIC Insured, 5.25%, 1/01/32 .............................................................  32,025,000     33,332,581

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                           PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 MINNESOTA (CONT.)
 Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, (cont.)
    Series A, FGIC Insured, 5.75%, 1/01/32 ..............................................................$  5,000,000   $  5,501,900
    Series C, FGIC Insured, 5.25%, 1/01/26 ..............................................................  19,000,000     19,825,550
 Minnesota Agriculture and Economic Development Board Revenue, Health Care System, Fairview Hospital,
  Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ....................................................  25,810,000     27,683,032
 Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, GNMA Secured, 5.95%, 10/20/33 ............  11,075,000     11,765,526
 Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 ...................  20,000,000     21,004,600
 Roseville MFHR, Rosepointe I Project, Refunding, Series A, GNMA Secured, 5.95%, 10/20/33 ...............   8,370,000      8,891,870
 University of Minnesota Revenue, Refunding, Series A, 5.75%, 7/01/13 ...................................   1,250,000      1,472,188
                                                                                                                        ------------
                                                                                                                         156,219,594
                                                                                                                        ------------
 MISSISSIPPI 1.2%
 Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 .........................  36,500,000     36,232,090
 Jackson County Environmental Improvement Revenue, International Paper Company Project, 6.70%, 5/01/24 ..   3,500,000      3,696,140
 Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project,
    5.875%, 4/01/22 .....................................................................................  40,000,000     39,392,000
    Refunding, 5.90%, 5/01/22 ...........................................................................   8,250,000      8,147,948
 Mississippi State GO, Refunding, 5.75%, 12/01/12 .......................................................   2,000,000      2,354,380
                                                                                                                        ------------
                                                                                                                          89,822,558
                                                                                                                        ------------
 MISSOURI 1.1%
 Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/22 ...............................   9,095,000      9,452,434
 Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
  Series A, MBIA Insured, 5.00%, 12/01/30 ...............................................................  11,500,000     11,913,080
 Missouri State Board of Public Buildings Special Obligagation Revenue, Series A, 4.75%, 10/15/28 .......   8,250,000      8,269,965
 Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Health Midwest,
  Series B, MBIA Insured, 6.25%, 2/15/12 ................................................................   5,000,000      5,050,000
 Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care, Refunding,
  Series A, MBIA Insured, 5.00%, 6/01/22 ................................................................   4,500,000      4,626,630
 Missouri State Health and Educational Facilities Revenue, SSM Healthcare, Series A, AMBAC Insured,
  5.25%, 6/01/21 ........................................................................................  17,500,000     18,561,900
 Missouri State Highways and Transportation Commission Road Revenue, Series A, 5.50%, 2/01/10 ...........   2,750,000      3,139,483
 St. Louis Airport Revenue,
    Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/21 .................................   7,250,000      7,449,883
    Airport Development Project, Series A, MBIA Insured, 5.00%, 7/01/20 .................................   5,000,000      5,155,000
    Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/27 .................................   6,580,000      6,749,698
 Taney County IDA, Hospital Revenue, The Skaggs Community Hospital Association, 5.40%, 5/15/28 ..........   4,000,000      3,903,440
                                                                                                                        ------------
                                                                                                                          84,271,513
                                                                                                                        ------------
 MONTANA .9%
 Forsyth County PCR,
    The Montana Power Co. Colstrip Project, Refunding, Series A, 6.125%, 5/01/23 ........................   1,000,000        907,580
    The Montana Power Co., Refunding, Series B, MBIA Insured, 5.90%, 12/01/23 ...........................  20,385,000     21,203,050
 Forsyth PCR, Refunding, AMBAC Insured, 5.00%, 3/01/31 ..................................................  30,175,000     31,011,451
 Montana State Board of Housing SFM, Refunding,
    Series A, 6.50%, 12/01/22 ...........................................................................   2,835,000      2,894,195
    Series B-1, 6.25%, 12/01/21 .........................................................................   6,025,000      6,307,512
 Montana State Health Facilities Authority Revenue, Montana Developmental Center Project, 6.40%, 6/01/19    2,000,000      2,069,700
                                                                                                                        ------------
                                                                                                                          64,393,488
                                                                                                                        ------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                         PRINCIPAL
                                                                                                          AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 NEBRASKA .3%
 Nebraska Investment Finance Authority Revenue, ETM, 7.00%, 11/01/09 ..................................$     45,000   $     46,112
 Nebraska Public Power District Revenue, Refunding, Series B, MBIA Insured, 5.00%, 1/01/28 ............   6,500,000      6,635,980
 Omaha Convention Hotel Corporation Revenue, Convention Center 1st Teir, Series A, AMBAC Insured,
  5.125%, 4/01/26 .....................................................................................  12,500,000     13,039,500
                                                                                                                      ------------
                                                                                                                        19,721,592
                                                                                                                      ------------
 NEVADA 2.6%
 Churchill County Health Care Facilities Revenue, Western Health Network, Series A, MBIA Insured,
    6.25%, 1/01/14 ....................................................................................   2,000,000      2,095,740
 Clark County Apartment Improvement Revenue, sub. lien, Series B, FGIC Insured, 5.25%, 7/01/31 ........  20,000,000     20,545,800
 Clark County IDR,
    Nevada Power Co. Project, Refunding, Series C, 7.20%, 10/01/22 ....................................  12,500,000     12,643,000
    Southwest Gas Corp., Series A, 6.50%, 12/01/33 ....................................................  10,000,000     10,135,900
 Clark County School District GO, Building and Renovation, Series B, FGIC Insured, 5.25%, 6/15/16 .....  12,750,000     13,656,908
 Director of State Department of Business and Industry Revenue, Las Vegas Monorail Project, First Tier,
  AMBAC Insured, 5.625%,
    1/01/32 ...........................................................................................  21,995,000     23,604,594
    1/01/34 ...........................................................................................  15,000,000     16,042,350
 Henderson Health Care Facilities Revenue, Catholic Healthcare West, Series A, 5.25%, 7/01/18 .........  23,685,000     21,913,836
 Humboldt County PCR, Sierra Pacific Power Co., Refunding, Series A, AMBAC Insured, 6.30%, 7/01/22 ....   4,500,000      4,603,185
 Nevada Housing Division,
    MFHR, Series B, FNMA Insured, 6.55%, 10/01/25 .....................................................   5,405,000      5,689,627
    SF Program, FI/GML, Series A, 8.30%, 10/01/19 .....................................................     185,000        191,889
    SF Program, Refunding, Series A-1, 6.25%, 10/01/26 ................................................   2,230,000      2,295,294
    SF Program, Refunding, Series C-2, FHA Insured, 6.75%, 10/01/26 ...................................   3,935,000      4,058,520
 Nevada State GO,
    Colorado River Commission Revenue, Series 1994, Pre-Refunded, 6.50%, 7/01/24 ......................  15,915,000     17,052,127
    Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17 ............................  10,275,000     10,410,527
 Nevada State Highway Improvement Revenue, Motor Vehicle Fuel Tax, Series A, 5.00%, 12/01/06 ..........   2,320,000      2,583,390
 Reno RDA, Tax Allocation, Refunding, Series A, 6.20%, 6/01/18 ........................................   3,000,000      3,108,450
 Sparks RDA, Tax Allocation Revenue, Refunding, Series A, Asset Guaranteed, 6.00%, 1/15/23 ............   5,000,000      5,481,950
 Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured, 6.30%, 12/01/14 ............   5,000,000      5,120,150
 Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%, 7/01/24 ..........   5,000,000      5,127,600
 Washoe County Hospital Facility Revenue, Washoe Medical Center Inc. Project, Series A, AMBAC Insured,
  6.25%, 6/01/13 ......................................................................................   9,295,000      9,904,101
                                                                                                                      ------------
                                                                                                                       196,264,938
                                                                                                                      ------------
 NEW HAMPSHIRE .3%
 Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%, 6/20/33 ............   5,916,000      6,277,823
 New Hampshire Health and Education Facilities Authority Revenue, Exeter Project,
    6.00%, 10/01/24 ...................................................................................   2,000,000      2,109,520
    5.75%, 10/01/31 ...................................................................................   1,000,000      1,033,160
 New Hampshire Higher Education and Health Facilities Authority Revenue,
    New Hampshire Catholic Charities, 5.80%, 8/01/22 ..................................................   1,000,000        959,640
    Rivier College, 5.60%, 1/01/28 ....................................................................   4,590,000      4,612,399
    The Hitchcock Clinic, MBIA Insured, 6.00%, 7/01/27 ................................................   4,275,000      5,017,140
 New Hampshire State HFA, SFMR, Series E,
    6.75%, 7/01/19 ....................................................................................   1,805,000      1,857,580
    6.80%, 7/01/25 ....................................................................................   1,450,000      1,506,985
                                                                                                                      ------------
                                                                                                                        23,374,247
                                                                                                                      ------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                             PRINCIPAL
                                                                                                              AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 NEW JERSEY 1.2%
 Health Care Facilities Financing Authority Revenue, FHA Insured Mortgage, Englewood Hospital, MBIA Insured,
  5.00%, 8/01/23 ..........................................................................................$ 5,000,000   $ 5,171,650
 Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
    Series 1, 6.00%, 1/01/19 ..............................................................................  2,100,000     2,001,552
    Series 1, 6.00%, 1/01/29 ..............................................................................  5,000,000     4,671,700
    Series 2, 6.125%, 1/01/19 .............................................................................  2,000,000     1,930,600
    Series 2, 6.125%, 1/01/29 .............................................................................  5,000,000     4,749,000
 New Jersey EDA Revenue, School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ........... 10,000,000    10,132,500
 New Jersey EDA, Lease Revenue, International Center for Public Health Project, University of Medicine and
  Dentistry, AMBAC Insured, 6.00%, 6/01/32 ................................................................  5,000,000     5,653,250
 New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Refunding,
  Series B, MBIA Insured, 5.00%, 12/15/21 ................................................................. 12,400,000    12,909,888
 New Jersey State Turnpike Authority Turnpike Revenue, Series A, MBIA Insured,
    5.60%, 1/01/22 ........................................................................................  7,500,000     8,190,150
    5.50%, 1/01/25 ........................................................................................ 13,000,000    14,073,540
 Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding, 5.75%, 6/01/32 ...................... 25,000,000    21,411,750
                                                                                                                         -----------
                                                                                                                          90,895,580
                                                                                                                         -----------
 NEW MEXICO .4%
 Farmington PCR, Public Service Co. of New Mexico, Refunding, Series A, AMBAC Insured, 6.375%, 12/15/22 ... 10,435,000    10,643,700
 Lordsburg PCR, Phelps Dodge Corp. Project, Refunding, 6.50%, 4/01/13 ..................................... 17,000,000    17,016,660
 New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A, 6.00%, 6/15/13 ..............  1,000,000     1,169,850
                                                                                                                         -----------
                                                                                                                          28,830,210
                                                                                                                         -----------
 NEW YORK 16.2%
 Long Island Power Authority Electric System Revenue, Series A, MBIA Insured, 5.25%, 12/01/26 ............. 10,000,000    10,457,900
 MTA Commuter Facilities Revenue, Series A,
    5.25%, 7/01/28 ........................................................................................  5,000,000     5,726,600
    6.125%, 7/01/29 ....................................................................................... 15,040,000    17,980,470
    FGIC Insured, 6.00%, 7/01/16 ..........................................................................  8,950,000    10,531,913
 MTA Dedicated Tax Fund Revenue, Series A, FGIC Insured,
    6.00%, 4/01/30 ........................................................................................ 12,500,000    14,857,250
    5.00%, 11/15/31 ....................................................................................... 14,250,000    14,587,583
 MTA Dedicated Tax Fund, Refunding, Series A, FSA Insured, 4.75%, 11/15/27 ................................ 10,000,000    10,114,500
 MTA New York Dedicated Tax Fund Revenue, Series A, MBIA Insured, 6.25%, 4/01/11 ..........................  1,280,000     1,549,747
 MTA Transit Facilities Revenue,
    Refunding, Series M, 6.00%, 7/01/14 ................................................................... 18,210,000    18,603,518
    Series A, 6.00%, 7/01/24 ..............................................................................  5,000,000     5,942,250
    Series A, FSA Insured, 6.00%, 7/01/16 .................................................................  3,630,000     4,271,603
    Series A, Pre-Refunded, 5.625%, 7/01/27 ............................................................... 10,800,000    12,561,156
    Service Contract, Refunding, Series 8, 5.375%, 7/01/21 ................................................ 15,000,000    17,441,400
 MTA Transportation Revenue,
    5.25%, 11/15/31 ....................................................................................... 10,000,000    10,387,200
    Refunding, Series U, 5.125%, 11/15/31 ................................................................. 20,720,000    21,198,010
 Nassau County GO,
    Improvement, Series F, 6.625%, 3/01/08 ................................................................  7,325,000     8,290,508
    Water Utility Improvements, Series F, 6.625%, 3/01/07 .................................................  7,070,000     7,907,229
 Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured, 5.75%, 8/01/29 .... 10,000,000    11,125,100

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                         PRINCIPAL
                                                                                           AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 NEW YORK (CONT.)
 New York City GO,
    Refunding, Series B, 6.20%, 8/15/06 .............................................   $ 1,500,000        $   1,638,705
    Refunding, Series E, 6.00%, 8/01/26 .............................................     2,765,000            2,928,688
    Refunding, Series F, 6.00%, 8/01/13 .............................................    14,000,000           15,294,860
    Refunding, Series H, 6.25%, 8/01/15 .............................................    13,035,000           14,293,399
    Refunding, Series J, 6.00%, 8/01/21 .............................................    28,260,000           30,588,624
    Series A, 6.125%, 8/01/06 .......................................................    13,605,000           14,440,075
    Series A, 6.20%, 8/01/07 ........................................................    17,375,000           18,457,289
    Series A, Pre-Refunded, 6.125%, 8/01/06 .........................................       895,000              963,763
    Series A, Pre-Refunded, 6.20%, 8/01/07 ..........................................     4,435,000            4,779,821
    Series B, 7.50%, 2/01/04 ........................................................    10,000,000           10,172,100
    Series B, 8.25%, 6/01/05 ........................................................     1,000,000            1,122,310
    Series B, 6.30%, 8/15/08 ........................................................    22,360,000           24,487,330
    Series B, 6.125%, 8/01/09 .......................................................    11,510,000           12,216,484
    Series B, 6.375%, 8/15/10 .......................................................    17,170,000           18,831,884
    Series B, 6.00%, 8/15/26 ........................................................     1,670,000            1,769,699
    Series B, Pre-Refunded, 6.30%, 8/15/08 ..........................................     4,515,000            5,069,216
    Series B, Pre-Refunded, 6.375%, 8/15/10 .........................................     4,570,000            5,138,645
    Series B, Pre-Refunded, 6.00%, 8/15/26 ..........................................       330,000              381,681
    Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16 ..........................     3,000,000            3,254,700
    Series B-1, Pre-Refunded, 7.30%, 8/15/11 ........................................     8,000,000            8,704,160
    Series D, 8.00%, 8/01/16 ........................................................         5,000                5,070
    Series D, 5.50%, 6/01/24 ........................................................    23,940,000           25,070,207
    Series D, 6.00%, 2/15/25 ........................................................    10,025,000           10,580,886
    Series D, Pre-Refunded, 6.00%, 2/15/25 ..........................................    10,605,000           11,591,371
    Series E, 5.75%, 2/15/09 ........................................................     5,295,000            5,570,658
    Series E, 6.50%, 12/01/12 .......................................................        20,000               20,063
    Series E, Pre-Refunded, 6.00%, 8/01/26 ..........................................       235,000              271,418
    Series F, 8.20%, 11/15/04 .......................................................        85,000               88,052
    Series F, Pre-Refunded, 6.50%, 2/15/07 ..........................................     8,050,000            8,869,329
    Series F, Pre-Refunded, 6.50%, 2/15/08 ..........................................     7,540,000            8,307,421
    Series F, Pre-Refunded, 6.60%, 2/15/10 ..........................................    16,000,000           17,656,480
    Series G, 6.00%, 10/15/26 .......................................................    15,160,000           16,203,311
    Series G, Pre-Refunded, 6.00%, 10/15/26 .........................................       175,000              206,390
    Series H-1, 6.125%, 8/01/11 .....................................................     4,900,000            5,200,762
    Series H-1, Pre-Refunded, 6.125%, 8/01/09 .......................................       240,000              258,439
    Series H-1, Pre-Refunded, 6.125%, 8/01/11 .......................................       100,000              107,683
    Series I, 6.25%, 4/15/13 ........................................................    12,450,000           13,765,841
    Series I, 6.25%, 4/15/27 ........................................................     2,475,000            2,698,394
    Series I, Pre-Refunded, 6.25%, 4/15/13 ..........................................    24,160,000           28,228,786
    Series I, Pre-Refunded, 6.25%, 4/15/27 ..........................................     4,525,000            5,296,467
 New York City IDA, IDR, Brooklyn Navy Yard Cogeneration Partners, 5.65%, 10/01/28 ..     5,000,000            4,662,200
 New York City Municipal Water Finance Authority Water and Sewer System Revenue,
    Refunding, 5.50%, 6/15/33 .......................................................    55,000,000           58,584,900
    Refunding, Series B, FGIC Insured, 5.25%, 6/15/29 ...............................     4,855,000            4,999,242
    Series A, 5.75%, 6/15/30 ........................................................     8,000,000            8,842,640
    Series A, FGIC Insured, 5.50%, 6/15/32 ..........................................    10,000,000           10,704,400

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                         PRINCIPAL
                                                                                                          AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 NEW YORK (CONT.)
 New York City Municipal Water Finance Authority Water and Sewer System Revenue, (cont.)
    Series B, 5.75%, 6/15/29 .......................................................................... $15,000,000   $16,399,200
    Series B, AMBAC Insured, 5.25%, 6/15/29 ...........................................................   8,000,000     8,300,400
    Series B, FSA Insured, 5.25%, 6/15/29 .............................................................   4,030,000     4,164,562
    Series B, MBIA Insured, 5.75%, 6/15/26 ............................................................   3,000,000     3,289,530
    Series D, 5.25%, 6/15/25 ..........................................................................  10,000,000    10,532,100
    Series G, FSA Insured, 5.125%, 6/15/32 ............................................................  24,215,000    25,000,050
 New York City Transitional Finance Authority Revenue, Future Tax Secured,
    Refunding, Series C, 5.50%, 11/01/20 ..............................................................   5,000,000     5,443,350
    Refunding, Series C-A, 5.50%, 11/01/24 ............................................................   4,200,000     4,490,640
    Series B, 6.00%, 11/15/29 .........................................................................  10,000,000    11,997,400
    Series B, 5.00%, 5/01/30 ..........................................................................   7,500,000     7,641,825
    Series D, 5.00%, 2/01/27 ..........................................................................  10,000,000    10,208,000
    Series E, 5.00%, 2/01/28 ..........................................................................   8,885,000     9,062,878
 New York City Transportation Authority MTA, Triborough COP, Series A, AMBAC Insured, 5.40%, 1/01/19 ..  15,000,000    16,312,500
 New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D, AMBAC Insured,
  5.125%, 7/01/31 .....................................................................................   8,000,000     8,322,560
 New York GO,
    6.125%, 8/01/25 ...................................................................................  65,300,000    70,756,468
    Refunding, Series A, 6.25%, 8/01/08 ...............................................................   1,380,000     1,465,036
    Refunding, Series A, Pre-Refunded, 6.25%, 8/01/08 .................................................   3,010,000     3,243,907
    Refunding, Series H, Pre-Refunded, 6.125%, 8/01/25 ................................................     485,000       569,710
    Series F, 5.25%, 1/15/23 ..........................................................................  20,000,000    20,502,600
 New York State Dormitory Authority Lease Revenue, Court Facilities, 6.00%, 5/15/39 ...................  16,000,000    17,528,800
 New York State Dormitory Authority Revenue,
    City University General Resources, Series 2, MBIA Insured, Pre-Refunded, 6.25%, 7/01/19 ...........   4,000,000     4,237,240
    City University System Consolidated, Third, Series 1, 5.25%, 7/01/25 ..............................  10,000,000    10,354,900
    City University System, Series 2, 6.00%, 7/01/26 ..................................................   5,500,000     6,359,265
    City University System, Third General, 6.00%, 7/01/20 .............................................  16,860,000    19,494,038
    Interfaith Medical Center, Series D, 5.40%, 2/15/28 ...............................................   8,000,000     8,293,040
    Mental Health Services Facilities, Series A, 6.00%, 8/15/17 .......................................  18,000,000    19,955,160
    Mental Health Services Facilities, Series A, 5.75%, 2/15/27 .......................................   5,000,000     5,302,650
    Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 ..............................   5,000,000     5,204,400
    State University Educational Facilities, 5.125%, 5/15/21 ..........................................   7,165,000     7,387,617
    Upstate Community Colleges, Series A, 5.00%, 7/01/28 ..............................................  10,000,000    10,133,000
 New York State Energy Research and Development Authority Electric Facilities Revenue, Consolidated
  Edison Project, Refunding, Series A, 6.10%, 8/15/20 .................................................   8,500,000     9,064,485
 New York State HFA, Service Contract Obligation Revenue,
    Refunding, Series C, 6.125%, 3/15/20 ..............................................................  23,585,000    24,428,164
    Refunding, Series C, 5.50%, 9/15/22 ...............................................................  17,505,000    18,558,976
    Series A, 6.375%, 9/15/14 .........................................................................      25,000        27,280
    Series A, 6.375%, 9/15/16 .........................................................................   3,785,000     4,130,154
    Series A, Pre-Refunded, 6.375%, 9/15/14 ...........................................................   3,130,000     3,415,425
    Series A, Pre-Refunded, 6.50%, 3/15/25 ............................................................  10,000,000    11,411,700
    Series C, 5.875%, 9/15/14 .........................................................................   3,950,000     4,087,658
    Series C, Pre-Refunded, 5.875%, 9/15/14 ...........................................................     725,000       752,006
    Series C, Pre-Refunded, 6.125%, 3/15/20 ...........................................................   1,915,000     1,988,057

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                         PRINCIPAL
                                                                                                           AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 NEW YORK (CONT.)
 New York State HFAR,
    Health Facilities, New York City, Refunding, Series A, 5.90%, 5/01/05 ........................   $   14,070,000   $   15,246,815
    Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ..................        5,475,000        5,974,320
    Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 .................        4,230,000        4,610,277
 New York State Medical Care Facilities Finance Agency Revenue,
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%, 2/15/34 ...........        6,220,000        6,494,426
    Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29 .....................        7,600,000        8,447,856
    The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.375%, 8/15/24 ............       12,500,000       13,585,625
 New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
    AMBAC Insured, 5.50%, 4/01/06 ................................................................        1,000,000        1,060,090
    FSA Insured, 6.00%, 4/01/14 ..................................................................        1,420,000        1,699,371
 New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
    5.75%, 4/01/16 ...............................................................................       13,200,000       15,029,520
    Pre-Refunded, 6.25%, 4/01/14 .................................................................       11,600,000       12,915,208
 New York State Urban Development Corp. Revenue,
    Correctional Capital Facilities, Series 5, 6.10%, 1/01/12 ....................................        7,685,000        8,444,278
    senior lien, Corporate Purpose, 5.50%, 7/01/05 ...............................................          400,000          435,232
    Youth Facilities, 6.00%, 4/01/17 .............................................................        4,285,000        4,791,016
    Youth Facilities, Pre-Refunded, 6.00%, 4/01/17 ...............................................        7,435,000        8,690,548
 Onondaga County GO,
    Economically Defeased, 5.875%, 2/15/12 .......................................................          700,000          832,832
    Unrefunded Balance, 5.875%, 2/15/12 ..........................................................          300,000          353,928
 Triborough Bridge and Tunnel Authority Revenue, General Purpose,
    Refunding, Series X, 6.625%, 1/01/12 .........................................................        1,800,000        2,225,412
    Refunding, Series Y, 5.90%, 1/01/07 ..........................................................          500,000          568,775
    Refunding, Series Y, 6.00%, 1/01/12 ..........................................................        1,000,000        1,187,780
    Series B, 5.50%, 1/01/30 .....................................................................       15,000,000       16,899,450
 Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series A, 5.00%,
    1/01/27 ......................................................................................        5,000,000        5,119,650
    1/01/32 ......................................................................................       20,000,000       20,407,200
 Warren and Washington Counties IDAR, Adirondack Resource Recovery Project, Refunding, Series A,
  7.90%, 12/15/07 ................................................................................        3,030,000        2,995,246
                                                                                                                      --------------
                                                                                                                       1,233,689,366
                                                                                                                      --------------
 NORTH CAROLINA 3.7%
 Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
    5.90%, 1/15/16 ...............................................................................        7,010,000        7,437,330
    Pre-Refunded, 5.90%, 1/15/16 .................................................................        2,890,000        3,265,151
 Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems Inc., Refunding,
  5.25%, 10/01/24 ................................................................................        6,000,000        6,015,840
 North Carolina Eastern Municipal Power Agency Power System Revenue,
    Refunding, Series A, 5.75%, 1/01/26 ..........................................................       65,350,000       66,150,538
    Refunding, Series A, Pre-Refunded, 6.50%, 1/01/17 ............................................       25,700,000       26,169,025
    Refunding, Series B, 6.25%, 1/01/12 ..........................................................        1,765,000        1,807,360
    Refunding, Series B, 6.00%, 1/01/14 ..........................................................       14,000,000       14,332,500
    Refunding, Series B, 5.75%, 12/01/16 .........................................................       14,420,000       14,827,653
    Refunding, Series B, 6.00%, 1/01/22 ..........................................................        1,250,000        1,363,688
    Refunding, Series B, 6.25%, 1/01/23 ..........................................................       39,030,000       43,418,533

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                            PRINCIPAL
                                                                                                             AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 NORTH CAROLINA (CONT.)
 North Carolina Eastern Municipal Power Agency Power System Revenue, (cont.)
    Refunding, Series B, 5.75%, 1/01/24 .................................................................$ 35,140,000   $ 35,680,102
    Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ...................................................   4,000,000      4,099,960
    Refunding, Series D, 6.75%, 1/01/26 .................................................................   5,000,000      5,493,050
    Series B, 6.00%, 1/01/05 ............................................................................   1,355,000      1,386,517
    Series D, 5.875%, 1/01/13 ...........................................................................   5,790,000      5,922,707
    Series D, 6.70%, 1/01/19 ............................................................................   2,000,000      2,223,900
 North Carolina State GO, Public Improvement, Series A, 5.10%, 9/01/17 ..................................  21,365,000     24,546,035
 University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21 ......................   5,000,000      5,192,750
 Winston-Salem Water and Sewer System Revenue, Refunding, 5.125%, 6/01/28 ...............................  11,000,000     12,488,300
                                                                                                                        ------------
                                                                                                                         281,820,939
                                                                                                                        ------------
 NORTH DAKOTA .1%
 Mercer County PCR, Basin Electric Power Corp., Refunding, Second Series, AMBAC Insured, 6.05%, 1/01/19 .   9,130,000      9,902,398
 Wahpeton MFHR, Evergreen Apartments Project, 9.75%, 7/01/16 ............................................     549,000        547,337
                                                                                                                        ------------
                                                                                                                          10,449,735
                                                                                                                        ------------
 OHIO 2.5%
 Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Childrens Hospital
  Center, FSA Insured, 5.00%, 11/15/31 ..................................................................   9,250,000      9,482,453
 Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31 ................................  20,000,000     20,329,400
 Columbus Water System Revenue, Refunding, 5.00%, 11/01/05 ..............................................   2,135,000      2,318,525
 Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 .......................  17,100,000     18,958,086
 Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc., Refunding,
    Series A, 5.625%, 2/01/18 ...........................................................................   6,000,000      4,623,240
    Series E, 6.05%, 10/01/09 ...........................................................................   4,000,000      3,640,680
    Series F, 6.05%, 10/01/09 ...........................................................................   2,750,000      2,502,968
 Franklin County Convention Facilities Authority Tax and Lease Revenue, Anticipation Bonds, MBIA Insured,
  5.00%, 12/01/27 .......................................................................................   7,500,000      7,672,500
 Hamilton County Sales Tax, Series B, AMBAC Insured, 5.25%, 12/01/32 ....................................  10,000,000     10,424,300
 Montgomery County Health Systems Revenue, Series B-2, Pre-Refunded, 8.10%, 7/01/18 .....................  11,710,000     14,004,741
 Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center, Pre-Refunded,
    5.50%, 12/01/10 .....................................................................................   1,300,000      1,481,571
    5.60%, 12/01/11 .....................................................................................   1,000,000      1,143,950
    5.65%, 12/01/12 .....................................................................................     925,000      1,078,606
 Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
    5.375%, 12/01/20 ....................................................................................   4,275,000      4,631,877
    5.45%, 12/01/25 .....................................................................................   3,000,000      3,208,470
 Ohio State Air Quality Development Authority Revenue, Dayton Power and Light Co. Project, Refunding,
  6.10%, 9/01/30 ........................................................................................  12,000,000     12,244,800
 Ohio State Turnpike Commission Turnpike Revenue, Series A, MBIA Insured, Pre-Refunded, 5.50%, 2/15/26 ..   1,000,000      1,123,780
 Ohio State Water Development Authority PCR, Facilities Revenue, Water Control Loan Fund, Water Quality
  Series, MBIA Insured, 5.125%, 6/01/19 .................................................................  18,000,000     19,057,860
 Ohio State Water Development Authority Revenue, Dayton Power, Refunding, Series A, 6.40%, 8/15/27 ......   3,250,000
                                                                                                                           3,326,408
 Pickerington Local School District GO, School Facilities Construction and Improvement, FGIC Insured,
  5.00%, 12/01/28 .......................................................................................  15,000,000     15,420,600
 University of Akron General Receipts Revenue, FGIC Insured, 5.75%, 1/01/29 .............................  11,305,000     12,439,796

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                          PRINCIPAL
                                                                                                           AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 OHIO (CONT.)
 University of Cincinnati COP,
    Jefferson Avenue Residence Hall, MBIA Insured, 5.125%, 6/01/28 ....................................$  4,000,000   $  4,130,280
    University Center Project, MBIA Insured, 5.125%, 6/01/24 ..........................................  10,500,000     10,835,895
 University of Cincinnati General Receipts Revenue, Series A, FGIC Insured, 5.25%, 6/01/24 ............   5,000,000      5,272,800
                                                                                                                      ------------
                                                                                                                       189,353,586
                                                                                                                      ------------
 OKLAHOMA .4%
 Stillwater Medical Center Authority Revenue,
    Series A, 6.10%, 5/15/09 ..........................................................................   3,095,000      3,305,955
    Series B, 6.35%, 5/15/12 ..........................................................................   1,185,000      1,251,870
    Series B, 6.50%, 5/15/19 ..........................................................................   3,390,000      3,460,885
 Tulsa County Municipal Airport Revenue, American Airlines Inc.,
    7.35%, 12/01/11 ...................................................................................   4,000,000      2,161,440
    6.25%, 6/01/20 ....................................................................................  18,530,000      9,638,009
 Tulsa Industrial Authority Hospital Revenue, St. John Medical Center Project, Series A, Pre-Refunded,
  6.25%, 2/15/14 ......................................................................................   2,000,000      2,249,880
 Tulsa Municipal Airport Trust Revenue, Refunding, Series B, 6.00%, 6/01/35 ...........................  10,000,000      5,406,700
 Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding, 6.00%, 8/15/14   4,000,000      4,101,200
                                                                                                                      ------------
                                                                                                                        31,575,939
                                                                                                                      ------------
 OREGON .8%
 Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/26 ...........................  10,500,000     10,857,000
 Jackson County School District No. 6 Central Point GO, FGIC Insured, 5.25%, 6/15/20 ..................   4,000,000      4,250,640
 Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured, 6.00%, 10/15/13 ..........   1,250,000      1,509,213
 Oregon State Department of Administrative Services COP, Series A, AMBAC Insured, Pre-Refunded,
  6.00%, 5/01/26 ......................................................................................  10,000,000     11,918,100
 Oregon State EDR, Georgia Pacific Corp. Project,
    Refunding, Series 183, 5.70%, 12/01/25 ............................................................   3,500,000      2,422,700
    Series CLVII, 6.35%, 8/01/25 ......................................................................   5,500,000      4,202,055
 Oregon State GO,
    Series LX, 6.75%, 5/01/05 .........................................................................   1,000,000      1,102,700
    State Board of Higher Education, Series A, 5.00%, 8/01/26 .........................................  12,000,000     12,300,360
 Salem-Keizer GO, School District No. 24J, 5.00%, 6/01/19 .............................................  15,055,000     15,834,247
                                                                                                                      ------------
                                                                                                                        64,397,015
                                                                                                                      ------------
 PENNSYLVANIA 4.6%
 Allegheny County Hospital Development Authority Revenue, Health System, Series A, MBIA Insured,
  6.50%, 11/15/30 .....................................................................................  10,000,000     11,781,000
 Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding,
    5.50%, 12/01/29 ...................................................................................  10,000,000      9,835,000
    Series A, 6.70%, 12/01/20 .........................................................................   5,250,000      5,432,438
 Allegheny County Port Authority Special Revenue, Transportation, FGIC Insured, 5.00%, 3/01/29 ........  10,000,000     10,250,300
 Berks County GO, AMBAC Insured, 5.00%, 11/15/25 ......................................................   5,000,000      5,133,400
 Butler Area School District GO, FGIC Insured,
    5.60%, 4/01/28 ....................................................................................   1,235,000      1,324,661
    Pre-Refunded, 5.60%, 4/01/28 ......................................................................   3,765,000      4,356,105
 Delaware County Authority University Revenue, Villanova University, Series A, MBIA Insured,
    5.00%, 12/01/18 ...................................................................................   7,090,000      7,425,003

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                            PRINCIPAL
                                                                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 PENNSYLVANIA (CONT.)
 Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges Revenue, FSA Insured,
    5.75%, 1/01/22 ......................................................................................$  8,500,000   $  9,445,030
    1/01/26 .............................................................................................  10,000,000     11,019,300
 Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured,
  5.60%, 7/01/17 ........................................................................................   5,000,000      5,869,900
 Erie Water Authority Water Revenue, Series A, MBIA Insured, 5.20%, 12/01/30 ............................  18,700,000     19,486,709
 Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding, Series A, MBIA Insured,
  6.15%, 8/01/29 ........................................................................................   4,000,000      4,421,200
 Montgomery County IDA, Retirement Community Revenue, Act Retirement-Life Communities, 5.25%, 11/15/28 ..   2,500,000      2,385,125
 Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured, 5.25%, 10/01/30 ...  12,150,000     12,756,407
 Pennsylvania EDA,
    Financing Authority Revenue, MacMillan, LP Project, Pre-Refunded, 7.60%, 12/01/20 ...................   5,000,000      5,848,950
    Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%, 12/01/15 ....................  13,500,000     14,029,740
 Pennsylvania Infrastructure Investment Authority Revenue, Pennvest Loan Pool Program, Series A,
  5.85%, 9/01/08 ........................................................................................   1,520,000      1,570,418
 Pennsylvania State Financial Authority Revenue, Municipal Capital Improvements Program, Refunding,
  6.60%, 11/01/09 .......................................................................................  33,280,000     34,887,424
 Pennsylvania State GO,
    First Series, FGIC Insured, 5.00%, 2/01/20 ..........................................................   5,000,000      5,271,050
    Second Series, 5.00%, 9/15/07 .......................................................................   2,500,000      2,791,725
 Pennsylvania Valley Area School District GO, FSA Insured, 4.75%, 3/15/28 ...............................   6,720,000      6,757,162
 Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA Insured, 5.25%, 10/01/30   15,630,000     16,361,484
 Philadelphia Gas Works Revenue,
    1st Series A, FSA Insured, 5.00%, 7/01/26 ...........................................................   5,000,000      5,099,750
    14th Series A, Pre-Refunded, 6.375%, 7/01/26 ........................................................   1,210,000      1,244,122
    Refunding, 14th Series, 6.375%, 7/01/26 .............................................................   2,740,000      2,816,830
 Philadelphia GO, MBIA Insured, 5.00%, 5/15/25 ..........................................................   5,000,000      5,149,850
 Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
    Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.30%, 1/01/18 ..................   3,275,000      3,428,106
    Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.35%, 1/01/23 ..................   5,690,000      6,032,595
    Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.375%, 1/01/28 .................   3,700,000      3,889,699
    Temple University Hospital, 5.875%, 11/15/23 ........................................................   5,000,000      4,886,350
 Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%, 9/01/29 ...................  15,000,000     15,616,050
 Philadelphia School District GO, Series A, FSA Insured, 5.75%, 2/01/30 .................................  14,050,000     15,446,008
 Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04 ...................................   8,035,000      8,418,109
 Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.00%, 11/01/31 .....................  25,000,000     25,645,750
 Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured, 5.125%, 2/01/35 ...  15,000,000     15,386,250
 Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales Tax, AMBAC
  Insured, 5.25%, 2/01/31 ...............................................................................   5,000,000      5,200,950
 State Public School Building Authority School Revenue, Daniel Boone School District Project, MBIA
  Insured, 5.00%, 4/01/28 ...............................................................................   9,500,000      9,776,355
 State Turnpike Commision Revenue, AMBAC Insured, 5.00%, 7/15/31 ........................................   5,850,000      6,014,327
 Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding, AMBAC Insured,
  6.15%, 12/01/29 .......................................................................................   5,000,000      6,041,550
                                                                                                                        ------------
                                                                                                                         348,532,182
                                                                                                                        ------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 RHODE ISLAND .9%
 Providence GO, Special Obligation Tax Increment, Series A, 7.65%, 6/01/16 ...............................$ 9,900,000   $10,489,842
 Rhode Island Clean Water Financing Agency Revenue, Safe Drinking Water Providence, Series A, AMBAC
  Insured, 6.70%, 1/01/15 ................................................................................  2,200,000     2,409,682
 Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
    Refunding, Series 25-A, 4.95%, 10/01/16 ..............................................................    170,000       172,689
    Series 10-A, 6.50%, 10/01/22 ......................................................................... 14,710,000    14,920,059
    Series 10-A, 6.50%, 4/01/27 ..........................................................................  9,625,000     9,796,710
    Series 15-A, 6.85%, 10/01/24 .........................................................................    620,000       640,063
    Series 17-A, 6.25%, 4/01/17 ..........................................................................  2,320,000     2,415,050
    Series 17-A, 6.375%, 10/01/26 ........................................................................  2,720,000     2,825,944
 Rhode Island Port Authority and EDC Revenue, Shepard Building Project, Series B, AMBAC Insured,
  Pre-Refunded, 6.75%, 6/01/25 ...........................................................................  3,000,000     3,240,480
 Rhode Island State Health and Educational Building Corp. Revenue,
    Health Facilities, Saint Antoine, Series B, 6.125%, 11/15/29 .........................................  8,400,000     8,871,072
    Hospital Financing, Lifespan Obligation Group, 6.375%, 8/15/21 .......................................  7,000,000     7,168,910
    St. Antoine Residence, Pre-Refunded, 6.70%, 11/15/12 .................................................  2,320,000     2,434,933
    St. Antoine Residence, Pre-Refunded, 6.75%, 11/15/18 .................................................  2,750,000     2,886,978
                                                                                                                        -----------
                                                                                                                         68,272,412
                                                                                                                        -----------
 SOUTH CAROLINA 1.2%
 Beaufort-Jasper Water and Sewer Authority, Waterwork and Sewer System Revenue, Refunding, FSA Insured,
  5.00%, 3/01/26 .........................................................................................  7,750,000     7,966,535
 Berkeley County School District COP, Berkeley School Facilities Group Inc., AMBAC Insured, Pre-Refunded,
  6.30%, 2/01/16 .........................................................................................  1,800,000     1,904,076
 Piedmont Municipal Power Agency Electric Revenue, Refunding,
    6.60%, 1/01/21 ....................................................................................... 10,645,000    10,691,306
    Series A, 6.55%, 1/01/16 .............................................................................  7,340,000     7,371,562
    Series A, 5.75%, 1/01/24 .............................................................................  3,150,000     3,203,267
    Series A, AMBAC Insured, 5.75%, 1/01/24 ..............................................................  5,050,000     5,068,736
 South Carolina Public Service Authority Revenue, Series B, FSA Insured, 5.25%, 1/01/33 .................. 31,835,000    33,319,784
 South Carolina State GO, State Highway, Series B, 5.25%, 4/01/05 ........................................  2,000,000     2,145,040
 South Carolina Transportation Infrastructure Bank Revenue, Series A, AMBAC Insured, 5.10%, 10/01/27 ..... 16,250,000    16,844,750
                                                                                                                        -----------
                                                                                                                         88,515,056
                                                                                                                        -----------
 SOUTH DAKOTA .3%
 Lawrence County PCR, Black Hills Power and Light Co. Project, Refunding, 6.70%, 6/01/10 .................  5,000,000     5,067,650
 South Dakota Health and Educational Facilities Authority Revenue, Avera Health Issue, 5.25%, 7/01/22 .... 15,425,000    16,315,485
                                                                                                                        -----------
                                                                                                                         21,383,135
                                                                                                                        -----------
 TENNESSEE .4%
 Hamilton County IDB, MFHR, Patten Towers Apartments, Series A,
    6.125%, 8/01/05 ......................................................................................  1,540,000       783,814
    6.30%, 8/01/07 .......................................................................................  1,000,000       504,630
 Johnson City Health and Educational Facilities Board Hospital Revenue, Refunding, First Mortgage Mountain
  States Health, Series A, MBIA Insured, 6.00%, 7/01/21 ..................................................  7,000,000     7,991,130
 Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue, Refunding and
  Improvement, Series A, FSA Insured, 5.00%, 1/01/22 .....................................................  5,000,000     5,150,300
 Memphis GO, 5.00%, 4/01/17 ..............................................................................  3,000,000     3,194,280

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                            PRINCIPAL
                                                                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 TENNESSEE (CONT.)
 Metropolitan Government Nashville and Davidson County District Energy, Series A, AMBAC Insured,
  5.00%, 10/01/25 .........................................................................................$ 5,460,000   $ 5,608,184
 Metropolitan Government Nashville and Davidson County GO, Refunding and Improvement, Series A and B,
  5.00%, 10/15/05 .........................................................................................  2,000,000     2,170,400
b Metropolitan Government of Nashville and Davidson County IDBR, Osco Treatment Inc., Refunding and
  Improvement, 6.00%, 5/01/04 .............................................................................  1,859,300       706,534
 Tennessee HDA Revenue, Homeownership Program,
    Refunding Series 1D, 4.70%, 7/01/15 ...................................................................  1,385,000     1,431,356
    Series 1992, 6.80%, 7/01/17 ...........................................................................    100,000       100,843
 Tennessee State Local Development Authority Revenue, Community Provider Pooled Loan Program, Pre-Refunded,
  6.45%, 10/01/14 .........................................................................................  2,275,000     2,488,395
                                                                                                                         -----------
                                                                                                                          30,129,866
                                                                                                                         -----------
 TEXAS 6.0%
 Austin Electric Utility System Revenue, Refunding, MBIA Insured, 5.00%, 11/15/28 ......................... 10,000,000    10,213,500
 Austin Utility System Revenue, Refunding, FGIC Insured, 6.25%, 5/15/16 ...................................  7,755,000     8,448,452
 Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health Services, Refunding,
  FSA Insured, ETM,
    6.00%, 11/15/15 .......................................................................................  7,500,000     8,201,550
    6.10%, 11/15/23 .......................................................................................  8,300,000     9,202,874
 Bexar County HFC, MFHR, GO, American Opportunity Housing, Series A, MBIA Insured, 5.80%, 1/01/31 .........  6,000,000     6,237,780
 Bexar County HFC, MFHR, Honey Creek Apartments Project, Series A, MBIA Insured,
    6.125%, 4/01/20 .......................................................................................  1,000,000     1,074,800
    6.20%, 4/01/30 ........................................................................................  2,845,000     3,053,965
 Bexar County HFC Revenue, GNMA Secured, 8.10%, 3/01/24 ...................................................     35,000        35,120
 Bexar Metropolitan Water District Waterworks Systems Revenue,
    Refunding, MBIA Insured, 5.875%, 5/01/22 ..............................................................  2,860,000     3,087,742
    Refunding, MBIA Insured, 6.35%, 5/01/25 ...............................................................  1,890,000     2,088,998
 Brazos Higher Education Authority Revenue, Student Loan Inc., Refunding, Series A-2, 6.80%, 12/01/04 .....    825,000       873,428
 Bridge City ISD, GO, Refunding, 5.375%, 2/15/32 ..........................................................  2,005,000     2,093,501
 Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 ..................................................  1,000,000     1,070,550
 Castleberry ISD Revenue, Refunding, 6.00%, 8/15/25 .......................................................    175,000       193,979
 Comal County Health Facilities Development Corp. Revenue, McKenna Memorial Hospital, Refunding,
  FHA Insured, 7.375%, 1/15/21 ............................................................................     75,000        76,225
 Dallas Area Rapid Transit Revenue, senior lien, Refunding, AMBAC Insured, 5.50%, 12/01/07 ................  1,250,000     1,428,475
 Dallas ISD, GO, Refunding, 5.25%, 2/15/20 ................................................................  2,000,000     2,136,060
 Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue, Delta Airlines Inc.,
  7.625%, 11/01/21 ........................................................................................  2,000,000     1,060,000
 Dallas-Fort Worth International Airport Revenue, Refunding and Improvement, Series A, FGIC Insured,
  5.625%, 11/01/26 ........................................................................................ 85,000,000    88,162,000
 Decatur Hospital Authority Hospital Revenue, Series A, 5.75%, 9/01/29 ....................................  4,205,000     3,878,860
 Duncanville ISD, GO, Refunding, Series B, 5.25%, 2/15/32 .................................................  9,900,000    10,265,607
 Edcouch Elsa ISD, GO, 5.50%, 2/15/30 .....................................................................  2,000,000     2,111,980
 Grand Prairie Health Facilities Revenue, Dallas/Fort Worth Medical Center Project, Refunding,
  AMBAC Insured, 6.875%, 11/01/10 .........................................................................  2,700,000     2,875,824
 Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, UXS Corp. Projects, Refunding,
  5.50%, 9/01/17 ..........................................................................................  3,250,000     3,299,530
 Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project, 5.70%, 4/01/32 .................  3,000,000     2,721,360

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 TEXAS (CONT.)
 Harris County GO, Permanent Improvement, Refunding, 4.75%,
    10/01/24 .............................................................................................$ 5,000,000   $ 5,018,600
    10/01/28 ............................................................................................. 10,000,000     9,883,200
 Harris County IDR, Marine Terminal Revenue, Refunding, 6.95%, 2/01/22 ................................... 20,250,000    20,598,300
 Hidalgo County GO, Certificates Obligation, FSA Insured, 5.25%, 8/15/21 .................................  2,500,000     2,647,700
 Houston Airport System Revenue, sub. lien, Series B, FSA Insured, 5.50%, 7/01/30 ........................  2,000,000     2,117,940
 Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project, FGIC Insured,
  5.125%, 3/01/28 ........................................................................................ 15,000,000    15,433,200
 Houston GO,
    Public Improvement, Refunding, Series A, 5.00%, 3/01/05 ..............................................  1,500,000     1,594,275
    Refunding, Public Improvement, MBIA Insured, 5.00%, 3/01/25 ..........................................  5,000,000     5,099,750
 Houston Water and Sewer Systems Revenue,
    junior lien, Refunding, Series B, FGIC Insured, 5.25%, 12/01/30 ...................................... 14,000,000    14,476,280
    junior lien, Refunding, Series D, FGIC Insured, 5.00%, 12/01/25 ......................................  9,710,000     9,878,177
 Joshua ISD, Refunding, Series B, 6.125%, 2/15/26 ........................................................     20,000        20,088
 Keller ISD, GO, Refunding, 5.375%, 8/15/25 ..............................................................  1,500,000     1,573,935
 Kerrvillw ISD, GO, Refunding, 6.00%, 8/15/13 ............................................................  1,000,000     1,173,360
 Laredo ISD, GO, 5.25%, 8/01/24 ..........................................................................  4,000,000     4,165,760
 Little Cypress Mauriceville Consolidated ISD, GO, Refunding, 5.90%, 8/01/29 .............................  2,130,000     2,366,238
 Lower Colorado River Authority Revenue,
    Refunding and Improvement, Series A, MBIA Insured, 5.00%, 5/15/26 ....................................  2,000,000     2,038,360
    Refunding, FSA Insured, 5.00%, 5/15/31 ............................................................... 10,000,000    10,174,300
 Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%, 12/01/17 .....................    665,000       702,852
 Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding,
  6.00%, 7/01/28 ......................................................................................... 19,200,000    19,050,432
 Matagorda County Navigation District No. 1 Revenue, PCR, Collateralized, Houston Lighting and Power Co.,
  Refunding, Series A, AMBAC Insured, 6.70%, 3/01/27 .....................................................  5,500,000     5,588,715
 North Central Health Facility Development Corp. Revenue, Texas Health Resources System, Series B,
  MBIA Insured, 5.125%, 2/15/22 ..........................................................................  5,985,000     6,144,740
 North Central Texas Health Facility Development Corp. Revenue, Children's Medical Center Dallas,
  Refunding, AMBAC Insured, 5.25%, 8/15/24 ............................................................... 19,335,000    20,064,703
 Northside ISD, GO, Refunding, 5.00%, 2/15/26 ............................................................  2,500,000     2,540,075
 Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project, Refunding,
    5.60%, 1/01/27 .......................................................................................  6,000,000     1,440,000
    Series A, 5.60%, 4/01/18 .............................................................................  4,500,000     1,080,000
 Onalaska ISD, GO, 5.375%, 2/15/32 .......................................................................  2,840,000     2,978,450
 Pasadena GO, Certificates Obligation, FGIC Insured, 5.25%, 4/01/32 ......................................  3,000,000     3,105,750
 Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18 ............................  4,000,000     3,888,160
 Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%, 12/01/22 ............ 15,000,000    15,011,850
 Red River Authority PCR, West Texas Utilities Co. Project, Public Service Co. of Oklahoma, Central
  Power and Light Co. Refunding, MBIA Insured, 6.00%, 6/01/20 ............................................ 12,000,000    13,452,840
 Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured, 5.75%, 2/15/21 .....................  2,500,000     2,779,275
 Sabine River Authority PCR, Southwestern Electric Power Co., Refunding, MBIA Insured, 6.10%, 4/01/18 ....  9,000,000    10,083,330
 San Antonio Electric and Gas Revenue, Refunding, Series A, 5.125%, 2/01/09 ..............................  1,250,000     1,398,113
 San Antonio Water Revenue,
    MBIA Insured, Pre-Refunded, 6.50%, 5/15/10 ...........................................................    175,000       184,686
    Refunding, FSA Insured, 5.00%, 5/15/28 ...............................................................  5,000,000     5,098,200
    Systems, Refunding, FSA Insured, 5.00%, 5/15/25 ......................................................  5,000,000     5,112,950

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                            PRINCIPAL
                                                                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 TEXAS (CONT.)
 Southmost Regional Water Authority, Water Supply Contact Revenue, MBIA Insured, 5.00%, 9/01/25 .........$  5,000,000   $  5,111,850
 Tarrant County Health Facilities Development Corp. Health Services Revenue, Health Resources System,
  Series A, MBIA Insured, 5.00%, 2/15/26 ................................................................  13,555,000     13,709,256
 Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health
  System, FGIC Insured, ETM, 6.00%, 9/01/24 .............................................................   4,000,000      4,753,000
 Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers, Series C, 5.75%,
    8/15/18 .............................................................................................   1,570,000      1,359,620
    8/15/28 .............................................................................................   3,900,000      3,164,694
 Texas City IDC, Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20 .......     500,000        644,460
 Texas State GO, Veterans Housing Assistance, Fund I, Refunding, Series A, 6.15%, 12/01/25 ..............   1,000,000      1,039,820
 Travis County HFC, SFMR, Refunding, Series A, 6.95%, 10/01/27 ..........................................   2,630,000      2,739,355
 Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Project,
    Series A, MBIA Insured, 5.50%, 11/01/17 .............................................................   1,735,000      1,887,975
    Series D, FSA Insured, 5.375%, 11/01/27 .............................................................  13,705,000     14,291,985
 University of Texas University Revenues, Financing System, Series A, Pre-Refunded, 5.70%, 8/15/20 ......   1,000,000      1,168,350
 Waco Health Facilities Development Corp. Hospital Revenue, Hillcrest Baptist Medical Center Project,
  MBIA Insured, 7.125%, 9/01/14 .........................................................................     500,000        503,090
 Wylie ISD, GO,
    Pre-Refunded, 7.00%, 8/15/24 ........................................................................     210,000        265,692
    Pre-Refunded, 7.00%, 8/15/24 ........................................................................     450,000        569,340
    Refunding, 7.00%, 8/15/24 ...........................................................................     340,000        416,626
                                                                                                                        ------------
                                                                                                                         453,481,857
                                                                                                                        ------------
 U.S. TERRITORIES 2.2%
 Childrens Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding, 5.375%, 5/15/33 ........  25,000,000     20,683,250
 District of Columbia GO,
    Pre-Refunded, Series A, FSA Insured, 5.375%, 6/01/24 ................................................   1,420,000      1,638,282
    Series A, FSA Insured, 5.375%, 6/01/24 ..............................................................   3,580,000      3,766,160
    Series E, MBIA Insured, 6.00%, 6/01/13 ..............................................................   1,230,000      1,257,983
    Series E, MBIA Insured, 6.00%, 6/01/13 ..............................................................   2,355,000      2,409,589
    Series E, MBIA Insured, Pre-Refunded, 6.00%, 6/01/13 ................................................     415,000        424,769
 District of Columbia Revenue, Catholic University of America, Connie Lee Insured, Pre-Refunded,
    6.45%, 10/01/23 .....................................................................................   5,265,000      5,484,551
 District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset Backed Bonds, 6.50%, 5/15/33 ....  35,000,000     30,472,400
 Guam Airport Authority Revenue, Series B,
    6.60%, 10/01/10 .....................................................................................     325,000        334,926
    6.70%, 10/01/23 .....................................................................................   1,000,000      1,028,830
 Puerto Rico Commonwealth GO,
    AMBAC Insured, 5.40%, 7/01/25 .......................................................................     250,000        283,263
    Pre-Refunded, 6.50%, 7/01/23 ........................................................................     250,000        269,248
    Public Improvement, Pre-Refunded, 5.75%, 7/01/17 ....................................................     250,000        289,235
 Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, 5.00%, 7/01/36   59,000,000     59,335,710
 Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series Y, 5.50%,
    7/01/26 .............................................................................................   1,150,000      1,304,618
    7/01/36 .............................................................................................   7,000,000      7,410,200
 Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series A,
  5.00%, 7/01/38 ........................................................................................   2,500,000      2,483,450

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                            PRINCIPAL
                                                                                                            AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 U.S. TERRITORIES (CONT.)
 Puerto Rico Commonwealth Urban Renewal and Housing Corp. Revenue, Commonwealth Appropriation,
  Refunding, 7.875%, 10/01/04 ..........................................................................$  1,050,000   $  1,060,122
 Puerto Rico Electric Power Authority Revenue,
    Series T, 5.50%, 7/01/20 ...........................................................................     400,000        420,052
    Series X, 5.50%, 7/01/25 ...........................................................................     200,000        208,734
 Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage, First Portfolio,
  6.25%, 4/01/29 .......................................................................................     130,000        135,422
 Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing Authority
  Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 .......................................................     350,000        364,350
 Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
  Authority Industrial Revenue,
    Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .......................................................     850,000        840,761
    Teacher's Retirement System Revenue Series B, 5.50%, 7/01/21 .......................................     250,000        269,363
 Puerto Rico PBA Revenue,
    Government Facilities, Series D, 5.25%, 7/01/27 ....................................................  12,000,000     12,288,240
    Public Education and Health Facilities , Refunding, Series M, 5.75%, 7/01/15 .......................     900,000        919,944
 University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ............................     285,000        295,080
 Virgin Islands PFAR, sub. lien, Fund Loan Notes, Refunding, Series D, 5.50%, 10/01/03 .................   1,850,000      1,874,994
 Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
    5.50%, 10/01/18 ....................................................................................   1,400,000      1,443,680
    5.50%, 10/01/22 ....................................................................................   5,000,000      5,084,800
    5.625%, 10/01/25 ...................................................................................   1,900,000      1,928,025
 Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%, 7/01/18 ...........     500,000        496,875
                                                                                                                       ------------
                                                                                                                        166,506,906
                                                                                                                       ------------
 UTAH .6%
 Carbon County Solid Waste Disposal Revenue, Laidlaw Inc. Project, Refunding, Series A, 7.50%, 2/01/10 .   5,050,000      4,983,795
 Intermountain Power Agency Power Supply Revenue,
    Refunding, ETM, 6.15%, 7/01/14 .....................................................................  16,225,000     18,326,462
    Series A, 6.15%, 7/01/14 ...........................................................................   8,775,000      9,640,215
 Salt Lake County College Revenue, Westminster College Project,
    5.70%, 10/01/17 ....................................................................................   1,000,000      1,064,720
    5.75%, 10/01/27 ....................................................................................   1,000,000      1,031,270
    5.625%, 10/01/28 ...................................................................................   3,305,000      3,402,531
 South Jordan Sales Tax Revenue, AMBAC Insured, 5.20%, 8/15/26 .........................................   4,770,000      4,944,868
 Utah State HFAR,
    Refunding, Series A, FNMA Insured, 6.50%, 5/01/19 ..................................................   2,945,000      2,989,352
    SFM, Series B, 6.55%, 7/01/19 ......................................................................     600,000        621,120
    SFM, Series B, 6.55%, 7/01/26 ......................................................................   1,705,000      1,758,605
    SFM, Series E-1, 6.65%, 7/01/20 ....................................................................     375,000        388,185
                                                                                                                       ------------
                                                                                                                         49,151,123
                                                                                                                       ------------
 VERMONT .3%
 Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health, Series A,
  AMBAC Insured, 6.125%, 12/01/27 ......................................................................  13,000,000     14,958,840
 Vermont HFA, SFHR, Series 5, 7.00%, 11/01/27 ..........................................................   6,090,000      6,313,442
                                                                                                                       ------------
                                                                                                                         21,272,282
                                                                                                                       ------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                             PRINCIPAL
                                                                                                              AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 VIRGINIA .5%
 Danville IDA, Hospital Revenue,
    Danville Regional Medical Center, FGIC Insured, Pre-Refunded, 6.50%, 10/01/24 ........................ $ 5,840,000   $ 6,334,356
    Regional Medical Center, FGIC Insured, Pre-Refunded, 6.50%, 10/01/19 .................................   5,885,000     6,383,165
 Henrico County IDA, Public Facilities Lease Revenue, Regional Jail Project, Pre-Refunded, 6.00%, 8/01/15    7,250,000     7,990,878
 Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured, 5.125%, 7/01/18 ........   2,000,000     2,114,480
 Virginia State HDA Commonwealth Mortgage Revenue, Series H, Subseries H-1, MBIA Insured, 5.35%, 7/01/31 .  10,000,000    10,319,200
 Virginia State Public School Authority GO, Series B, Pre-Refunded, 6.00%, 8/01/05 .......................     190,000       205,120
 Virginia State Public School Authority Revenue, School Financing, Refunding, Series A, 5.25%, 8/01/06 ...   2,500,000     2,786,000
                                                                                                                         -----------
                                                                                                                          36,133,199
                                                                                                                         -----------
 WASHINGTON 2.7%
 Aberdeen GO, Series A, MBIA Insured, 5.80%, 12/01/12 ....................................................     100,000       102,702
 Bellevue Water and Sewer Revenue, Refunding, 5.875%, 7/01/10 ............................................     100,000       104,578
 Bellingham Housing Authority Revenue,
    Cascade Meadows Project, Pre-Refunded, 7.10%, 11/01/23 ...............................................     200,000       217,454
    Pacific Rim and Cascade Meadows Project, Refunding, MBIA Insured, 5.20%, 11/01/27 ....................     200,000       202,664
 Chelan County PUD No. 1,
    Cheland Hydro Consolidated System Revenue, Series A, 5.65%, 7/01/32 ..................................   5,000,000     5,183,400
    Consolidated Revenue, Chelan Hydroelectric Division I Project, Series A, FSA Insured, 5.25%, 7/01/33 .     200,000       204,168
 Clark County PUD No. 1, Generating System Revenue, FGIC Insured, ETM, 6.00%, 1/01/08 ....................     200,000       231,624
 Clark County PUD No. 1, Generating Systems Revenue, FSA Insured, 5.50%, 1/01/25 .........................  15,015,000    15,937,371
 Clark County Sewer Revenue, MBIA Insured, 5.70%, 12/01/16 ...............................................     200,000       228,134
 Conservation and Renewable Energy System Revenue, Washington Conservation Project, 6.50%, 10/01/14 ......     400,000       433,180
 Douglas County PUD No. 1, Electric Systems Revenue, MBIA Insured, 6.00%, 1/01/15 ........................     100,000       108,552
 Energy Northwest Electric Revenue, Columbia Generating, Refunding, Series B, FSA Insured, 5.35%, 7/01/18   11,500,000    12,578,240
 Federal Way GO, Refunding, 5.85%, 12/01/21 ..............................................................     100,000       101,763
 Grant County PUD No. 002, Wanapum Hydro Electric Revene, Refunding, Second Series, Series A, MBIA Insured,
  5.20%, 1/01/23 .........................................................................................     250,000       258,355
 Grant County PUD No. 2, Priest Rapids Hydro Electric Revenue, Second Series, Series B, MBIA Insured,
  5.875%, 1/01/26 ........................................................................................     100,000       108,592
 Grant County PUD No. 2, Wanapum Hydro Electric Revenue, Refunding, Series D, FSA Insured, 5.20%, 1/01/23    6,000,000     6,249,960
 King County GO,
    Sewer District, 5.875%, 1/01/15 ......................................................................     100,000       109,338
    Sewer, Refunding, Series C, 6.25%, 1/01/32 ...........................................................   8,715,000     9,818,668
 King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 ...........................     175,000       180,192
 King County School District No. 400 GO, Mercer Island, 5.90%, 12/01/15 ..................................     100,000       112,743
 King County School District No. 412, Shoreline, Pre-Refunded, 6.10%, 6/01/13 ............................     100,000       109,565
 King County School District No. 415, Kent, FSA Insured, 5.875%, 6/01/16 .................................     200,000       225,338
 Lewis County PUD No. 1, Cowlitz Falls Hydroelectric Project Revenue, 6.00%, 10/01/24 ....................     200,000       200,676
 Pierce County EDC, Solid Waste Revenue, Occidental Petroleum Corp., 5.80%, 9/01/29 ......................   4,375,000     4,248,256
 Pierce County School District No. 320, GO, FSA Insured, 6.00%, 12/01/14 .................................   2,000,000     2,351,820
 Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22 ..........................   5,000,000     5,284,900
 Pierce County Sewer Revenue, 5.70%, 2/01/17 .............................................................     100,000       107,016
 Port Seattle Revenue, Refunding, Series A, FGIC Insured, 5.00%, 4/01/31 .................................  15,000,000    15,246,300
 Seatac GO, MBIA Insured, Pre-Refunded, 6.50%, 12/01/13 ..................................................   3,210,000     3,373,325
 Seattle Housing Authority Low Income Housing Assistance Revenue, Kin On Project, 7.40%, 11/20/36 ........      99,000       111,611
 Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 ..............................................  10,000,000    10,467,200

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                         PRINCIPAL
                                                                                                          AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 WASHINGTON (CONT.)
 Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 .........................................$    300,000   $    307,068
 Snohomish County GO, MBIA Insured, 5.90%, 12/01/15 ..................................................     100,000        107,428
 Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 ..................................     200,000        208,752
 Snohomish County USD No. 6 GO, 6.50%, 12/01/11 ......................................................   7,000,000      8,541,680
 Spokane County GO, Refunding, 6.00%, 12/01/14 .......................................................     130,000        146,879
 Spokane County Water District No. 3 Water Revenue, Refunding, 5.90%, 1/01/14 ........................      30,000         30,109
 Sunnyside GO, MBIA Insured, 6.10%, 12/01/14 .........................................................     100,000        107,739
 Tacoma Electric System Revenue, FGIC Insured, Pre-Refunded, 6.25%, 1/01/15 ..........................     200,000        210,718
 Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 .................................................     300,000        323,946
 Tacoma Refuse Utility Revenue, AMBAC Insured, Pre-Refunded, 7.00%, 12/01/19 .........................     100,000        111,102
 Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
    5.125%, 6/01/22 ..................................................................................   2,925,000      3,046,563
    5.25%, 6/01/33 ...................................................................................   9,770,000     10,162,852
 University of Washington Alumni Association Lease Revenue, Medical Center Roosevelt II, FSA Insured,
  6.30%, 8/15/14 .....................................................................................   4,500,000      4,839,165
 Washington State GO,
    Motor Vehicle Fuel Tax, Refunding, Series 1995D, DD-15 and R-95C, 6.00%, 9/01/20 .................     240,000        260,642
    Series C, 5.50%, 7/01/11 .........................................................................   1,000,000      1,146,130
    Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ...........................................  10,120,000     10,559,714
 Washington State Health Care Facilities Authority Revenue,
    Multicare Health Systems, MBIA Insured, 5.00%, 8/15/22 ...........................................     250,000        255,178
    Providence Services, MBIA Insured, 5.50%, 12/01/26 ...............................................   6,000,000      6,322,140
 Washington State Higher Education Facilities Authority Revenue, Pacific Lutheran University Project,
  Refunding, Connie Lee Insured, 5.70%, 11/01/26 .....................................................     200,000        215,610
 Washington State Housing Finance Commission Revenue, SF Program,
    Series 1A-1, GNMA Secured, 6.25%, 6/01/16 ........................................................      70,000         73,643
    Series 1A-3, GNMA Secured, 6.15%, 12/01/15 .......................................................     200,000        210,254
    Series 2N, GNMA Secured, 6.05%, 12/01/16 .........................................................      75,000         79,492
    Series 3A, GNMA Secured, 5.75%, 12/01/28 .........................................................     135,000        139,243
 Washington State Housing Finance Commission SFMR, MBS Program, Series A, GNMA Secured, FNMA Insured,
  7.05%, 7/01/22 .....................................................................................       5,000          5,153
 Washington State Public Power Supply System Revenue,
    Nuclear Project No. 1, Refunding, Series A, 6.05%, 7/01/12 .......................................  35,355,000     36,334,334
    Nuclear Project No. 2, Refunding, Series A, 6.00%, 7/01/09 .......................................  18,330,000     18,836,275
    Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12 .......................................   7,700,000      9,176,321
                                                                                                                     ------------
                                                                                                                      205,955,815
                                                                                                                     ------------
 WEST VIRGINIA .4%
 Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project,
    6.50%, 4/01/25 ...................................................................................   3,500,000      3,608,885
    Refunding, 5.40%, 5/01/25 ........................................................................  10,000,000      9,578,200
 Tyler County PCR, Union Carbide Corp., 7.625%, 8/01/05 ..............................................   2,400,000      2,612,832
 West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 .....................................  10,000,000     10,653,300
 West Virginia State Hospital Finance Authority Hospital Revenue, Logan General Hospital Project,
  Refunding and Improvement, 7.25%, 7/01/20 ..........................................................   7,000,000      6,650,000
                                                                                                                     ------------
                                                                                                                       33,103,217
                                                                                                                     ------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 WISCONSIN .8%
 Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 ..................   $    2,200,000   $    2,268,288
 Wisconsin Housing and EDA, Homeownership Revenue,
    Refunding, Series A, 6.10%, 11/01/10 .....................................        9,190,000        9,735,243
    Series A, 6.45%, 3/01/17 .................................................        2,990,000        3,083,139
 Wisconsin State GO,
    Refunding, Series 2, 5.40%, 5/01/04 ......................................          700,000          729,449
    Series B, 5.00%, 5/01/08 .................................................        2,000,000        2,223,220
 Wisconsin State Health and Educational Facilities Authority Revenue,
    Children's Hospital of Wisconsin Inc., AMBAC Insured, 5.375%, 2/15/28 ....       21,050,000       21,813,905
    Franciscan Sisters Christian, Series A, 5.50%, 2/15/18 ...................        1,500,000        1,517,610
    Franciscan Sisters Christian, Series A, 5.50%, 2/15/28 ...................        1,000,000          987,910
    Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/13 ...............        6,500,000        7,176,390
    Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/17 ...............        7,500,000        8,234,475
 Wisconsin State Petroleum Inspection Fee Revenue, Series A, 6.00%, 7/01/11 ..        1,500,000        1,651,290
 Wisconsin State Transportation Revenue, Series A, MBIA Insured, 5.00%, 7/01/07       3,000,000        3,331,770
                                                                                                  --------------
                                                                                                      62,752,689
                                                                                                  --------------
 WYOMING .1%
 Wyoming CDA,
    Housing Revenue, Refunding, Series 6, 6.10%, 12/01/28 ....................        4,895,000        5,110,331
    MFMR, Series A, 6.95%, 6/01/24 ...........................................        3,460,000        3,496,607
    MFMR, Series A, Pre-Refunded, 6.90%, 6/01/12 .............................        1,110,000        1,133,638
                                                                                                  --------------
                                                                                                       9,740,576
                                                                                                  --------------
 TOTAL BONDS .................................................................                     7,119,961,751
                                                                                                  --------------
 ZERO COUPON BONDS 4.0%
 CALIFORNIA 1.1%
 Foothill/Eastern Corridor Agency Toll Road Revenue,
    Capital Appreciation, Refunding, 01/15/24 ................................       65,000,000       19,150,950
    Convertible Capital Appreciation, Refunding, 01/15/23 ....................       35,000,000       25,136,650
 San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
    Refunding, Series A, 01/15/21 ............................................       50,000,000       38,189,000
    senior lien, ETM, 01/01/23 ...............................................        7,000,000        2,661,960
                                                                                                  --------------
                                                                                                      85,138,560
                                                                                                  --------------
 COLORADO .1%
 Colorado Springs Airport Revenue, Series C,
    01/01/05 .................................................................        1,610,000        1,543,346
    01/01/07 .................................................................        1,675,000        1,476,529
    01/01/08 .................................................................          800,000          670,168
    01/01/11 .................................................................        1,450,000        1,008,475
                                                                                                  --------------
                                                                                                       4,698,518
                                                                                                  --------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                            PRINCIPAL
                                                                                                             AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 ZERO COUPON BONDS (CONT.)
 FLORIDA
 Florida State Mid-Bay Bridge Authority Revenue, Series A, senior lien, AMBAC Insured,
    10/01/23 .............................................................................................$ 5,000,000   $ 1,728,700
    10/01/24 .............................................................................................  3,000,000       972,720
 Miami-Dade County Special Obligation, sub. lien, Series B, MBIA Insured,10/01/34 ........................  5,500,000       993,355
                                                                                                                        -----------
                                                                                                                          3,694,775
                                                                                                                        -----------
 ILLINOIS .9%
 Chicago RMR, Refunding, Series B, MBIA Insured, 10/01/09 ................................................    365,000       233,454
 Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
    Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, 06/15/20 ...................  8,240,000     5,504,238
    Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, 06/15/21 ...................  6,000,000     3,963,600
    Capital Appreciation, Series A, FGIC Insured, 06/15/09 ...............................................  9,510,000     7,802,249
    Capital Appreciation, Series A, FGIC Insured, Pre-Refunded, ETM, 06/15/09 ............................  1,490,000     1,222,813
    McCormick Place, Refunding, Series B, 6/15/22 ........................................................ 30,000,000    15,230,700
    McCormick Place Expansion Project, Series A, FGIC Insured, 06/15/10 ..................................  8,000,000     6,226,789
    McCormick Place Expansion Project, Series A, FGIC Insured, 06/15/11 ..................................  9,690,000     7,134,650
    McCormick Place Exposition, Series A, 06/15/08 .......................................................    185,000       158,243
    McCormick Place Exposition, Series A, FGIC Insured, ETM, 06/15/08 ....................................  1,315,000     1,132,767
    McCormick Place Exposition, Series A, FGIC Insured, Pre-Refunded, 06/15/08 ...........................  7,000,000     6,029,940
 University of Illinois Revenues, AMBAC Insured, 4/01/10 ................................................. 14,250,000    10,980,623
                                                                                                                        -----------
                                                                                                                         65,620,066
                                                                                                                        -----------
 KENTUCKY 1.0%
 Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A,
    08/15/07 .............................................................................................  1,640,000     1,462,864
    08/15/08 .............................................................................................  4,505,000     3,851,820
    08/15/09 .............................................................................................  4,580,000     3,713,235
    08/15/10 .............................................................................................  4,620,000     3,540,583
    08/15/13 .............................................................................................  6,825,000     4,452,152
    08/15/14 .............................................................................................  6,860,000     4,250,387
    08/15/16 .............................................................................................  7,005,000     3,864,588
    08/15/17 .............................................................................................  7,115,000     3,701,294
 Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
  Refunding, Series B, MBIA Insured,10/01/18 ............................................................. 10,000,000     4,837,300
 Kentucky Economic Development Finance Authority Revenue, Norton Healthcare Inc., Series C, zero cpn. to
    10/01/05, 6.05% thereafter, 10/01/19, MBIA Insured ................................................... 11,080,000    10,700,178
    6.10% thereafter, 10/01/21, MBIA Insured .............................................................  8,925,000     8,705,624
    6.15% thereafter, 10/01/23, MBIA Insured ............................................................. 16,945,000    16,228,735
 Owensboro Electric Light and Power Revenue, Series B, AMBAC Insured,1/01/08 .............................  5,250,000     4,604,093
                                                                                                                        -----------
                                                                                                                         73,912,853
                                                                                                                        -----------
 LOUISIANA .1%
 Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial Hospital
   Project, Series A, Connie Lee Insured,12/01/22 ........................................................ 11,040,000     9,950,573
                                                                                                                        -----------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                          PRINCIPAL
                                                                                                           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 ZERO COUPON BONDS (CONT.)
 MICHIGAN
 Coldwater Community Schools, MBIA Insured, Pre-Refunded, 5/01/18 ....................................$    5,935,000  $   2,759,182
                                                                                                                      -------------
 NEVADA .1%
 Director of State Department of Business and Industry Revenue, Las Vegas Monorail Project, AMBAC
  Insured,
    01/01/25 .........................................................................................     3,080,000        998,474
    01/01/26 .........................................................................................     3,815,000      1,156,059
    01/01/27 .........................................................................................     3,000,000        856,470
    01/01/28 .........................................................................................    13,315,000      3,579,205
    01/01/29 .........................................................................................     8,410,000      2,138,074
                                                                                                                      -------------
                                                                                                                          8,728,282
                                                                                                                      -------------
 TEXAS .2%
 Harrison Community Schools GO, AMBAC Insured, 5/01/20 ...............................................     6,000,000      2,390,280
 Hays Consolidated ISD, Capital Appreciation,
    08/15/19 .........................................................................................     5,285,000      2,236,242
    08/15/21 .........................................................................................     8,420,000      3,103,612
    08/15/22 .........................................................................................     8,470,000      2,921,472
 Texas State Turnpike Authority Central Texas Turnpike Systems Revenue, Capital Appreciation,
  AMBAC Insured, 8/15/31 .............................................................................    43,500,000      8,484,675
                                                                                                                      -------------
                                                                                                                         19,136,281
                                                                                                                      -------------
 U.S. TERRITORIES .2%
 District of Columbia Revenue, Capital Appreciation, Georgetown University,
    MBIA Insured, 04/01/22 ...........................................................................    12,870,000      4,661,385
    MBIA Insured, 04/01/23 ...........................................................................    14,160,000      4,774,752
    Series A, MBIA Insured, 04/01/20 .................................................................     8,860,000      3,665,293
                                                                                                                      -------------
                                                                                                                         13,101,430
                                                                                                                      -------------
 WASHINGTON .3%
 Washington State Public Power Supply System Revenue, Nuclear Project No. 3,
    Refunding, Series B, 07/01/12 ....................................................................     6,400,000      4,350,848
    Refunding, Series B, 07/01/13 ....................................................................    11,000,000      7,091,370
    Refunding, Series B, 07/01/14 ....................................................................     2,550,000      1,612,646
    Series B, 07/01/14 ...............................................................................    12,450,000      7,611,432
                                                                                                                      -------------
                                                                                                                         20,666,296
                                                                                                                      -------------
 TOTAL ZERO COUPON BONDS .............................................................................                  307,406,816
                                                                                                                      -------------
 TOTAL LONG TERM INVESTMENTS (COST $7,075,133,592) ...................................................                7,427,368,567
                                                                                                                      -------------
a SHORT TERM INVESTMENTS .9%
 CALIFORNIA
 Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Weekly VRDN and Put,
  1.20%, 7/01/35 .....................................................................................     1,900,000      1,900,000
                                                                                                                       ------------
 FLORIDA .1%
 Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program, Refunding, AMBAC
  Insured, Daily VRDN and Put, 1.20%, 12/01/15 .......................................................     3,000,000      3,000,000
                                                                                                                       ------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                           PRINCIPAL
                                                                                                            AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
a SHORT TERM INVESTMENTS (CONT.)
 GEORGIA .3%
 Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding, Daily VRDN and
  Weekly Put, 1.22%, 10/01/16 ............................................................................$15,540,000   $15,540,000
 Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 1.20%, 11/01/41 ........  2,700,000     2,700,000
 Fulton County Residential Care Facilities Revenue, Lenbrook Square Foundation, Refunding, Daily VRDN and
  Put, 1.25%, 1/01/18 ....................................................................................  6,100,000     6,100,000
                                                                                                                        -----------
                                                                                                                         24,340,000
                                                                                                                        -----------
 MASSACHUSETTS .1%
 Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets Program, Series D
  MBIA Insured, Daily VRDN and Put, 1.15%, 1/01/35 .......................................................  1,510,000     1,510,000
 Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding, Sub Series D, Daily VRDN
  and Put, 1.20%, 8/01/17 ................................................................................  5,150,000     5,150,000
                                                                                                                        -----------
                                                                                                                          6,660,000
                                                                                                                        -----------
 MICHIGAN .1%
 Eastern Michigan University Revenue, Refunding, FGIC Insured, Daily VRDN and Put, 1.25%, 6/01/27 ........  1,145,000     1,145,000
 Michigan Higher Education Facilities Authority Revenue, Concordia Collateral Project, Limited Obligation,
  Daily VRDN and Put, 1.25%, 9/01/14 .....................................................................  1,300,000     1,300,000
 Michigan State Strategic Fund Limited Obligation Revenue, Detroit Symphony, Series A, Daily VRDN and Put,
  1.20%, 6/01/31 .........................................................................................  1,700,000     1,700,000
 Michigan State University Revenues, Series A, Daily VRDN and Put, 1.20%, 8/15/32 ........................  1,100,000     1,100,000
                                                                                                                        -----------
                                                                                                                          5,245,000
                                                                                                                        -----------
 MINNESOTA
 Spring Lake Park Senior Housing Revenue, Oak Crest Apartment Project, Refunding, Weekly VRDN and Put,
  1.25%, 2/15/33 .........................................................................................    400,000       400,000
                                                                                                                        -----------
 NEW MEXICO
 Farmington PCR, Arizona Public Service Co., Refunding, Series B, Daily VRDN and Put, 1.20%, 9/01/24 .....  2,400,000     2,400,000
                                                                                                                        -----------
 NEW YORK .2%
 Long Island Power Authority Electric Systems Revenue, Sub Series 2, Daily VRDN and Put, 1.20%, 5/01/33 ..    400,000       400,000
 New York City GO,
    Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and Put, 1.20%, 8/01/14 .................  2,400,000     2,400,000
    Series 8, Sub Series A-8, Daily VRDN and Put, 1.20%, 8/01/18 .........................................  1,200,000     1,200,000
    Series B, Sub Series B-7, AMBAC Insured, Daily VRDN and Put, 1.20%, 8/15/18 ..........................  1,900,000     1,900,000
    Sub Series A-7, Daily VRDN and Put, 1.20%, 8/01/19 ...................................................  1,800,000     1,800,000
 New York City Municipal Water Finance Authority Water and Sewer System Revenue,
    Series C, FGIC Insured, Daily VRDN and Put, 1.20%, 6/15/23 ...........................................  1,450,000     1,450,000
    Series G, FGIC Insured, Daily VRDN and Put, 1.20%, 6/15/24 ...........................................  1,000,000     1,000,000
 New York GO, Sub Series A-10, Daily VRDN and Put, 1.17%, 8/01/17 ........................................  3,000,000     3,000,000
                                                                                                                        -----------
                                                                                                                         13,150,000
                                                                                                                        -----------
 NORTH CAROLINA
 North Carolina Medical Care Commission Hospital Revenue, Lexington Memorial Hospital Project, Refunding,
  Daily VRDN and Put, 1.15%, 4/01/10 .....................................................................  1,200,000     1,200,000
                                                                                                                        -----------
 OHIO .1%
 Cuyahoga County Hospital Revenue, University Hospitals of Cleveland, Daily VRDN and Put, 1.04%, 1/01/16 .  3,720,000     3,720,000
                                                                                                                        -----------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                                        PRINCIPAL
                                                                                                          AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
a SHORT TERM INVESTMENTS (CONT.)
 PENNSYLVANIA
 South Fork Municipal Authority Hospital Revenue, Conemaugh Health System, Refunding,
  Series A, MBIA Insured, Daily VRDN and Put, 1.21%, 7/01/28 .....................................   $    1,400,000   $    1,400,000
                                                                                                                      --------------
 U.S. TERRITORIES
 Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured, Weekly VRDN
  and Put, 1.08%, 12/01/15 .......................................................................        1,205,000        1,205,000
 Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series A,
  AMBAC Insured, Weekly VRDN and Put, 1.20%, 7/01/28 .............................................        1,300,000        1,300,000
                                                                                                                      --------------
                                                                                                                           2,505,000
                                                                                                                      --------------
 TOTAL SHORT TERM INVESTMENTS (COST $65,920,000) .................................................                        65,920,000
                                                                                                                      --------------
 TOTAL INVESTMENTS (COST $7,141,053,592) 98.5% ...................................................                     7,493,288,567
 OTHER ASSETS, LESS LIABILITIES 1.5% .............................................................                       117,374,256
                                                                                                                      --------------
 NET ASSETS 100.0% ...............................................................................                    $7,610,662,823
                                                                                                                      --------------

See Glossary of Terms on page 57.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.
bSee Note 6 regarding defaulted securities.

                       See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)


GLOSSARY OF TERMS
--------------------------------------------------------------------------------

AMBAC  -American Municipal Bond Assurance Corp.
CDA    -Community Development Authority/Agency
COP    -Certificate of Participation
CRDA   -Community Redevelopment Authority/Agency
EDA    -Economic Development Authority
EDC    -Economic Development Corp.
EDR    -Economic Development Revenue
ETM    -Escrow to Maturity
FGIC   -Financial Guaranty Insurance Co.
FHA    -Federal Housing Authority/Agency
FI/GML -Federally Insured or Guaranteed Mortgage Loans
FNMA   -Federal National Mortgage Association
FSA    -Financial Security Assistance
GNMA   -Government National Mortgage Association
GO     -General Obligation
HDA    -Housing Development Authority/Agency
HFA    -Housing Finance Authority/Agency
HFAR   -Housing Finance Authority/Agency Revenue
HFC    -Housing Finance Corp.
HMR    -Home Mortgage Revenue
IDA    -Industrial Development Authority/Agency
IDAR   -Industrial Development Authority/Agency Revenue
IDB    -Industrial Development Board
IDBR   -Industrial Development Board Revenue
IDC    -Industrial Development Corp.
IDR    -Industrial Development Revenue
ISD    -Independent School District
LP     -Limited Partnership
MBIA   -Municipal Bond Investors Assurance Corp.
MBS    -Mortgage Backed Securities
MF     -Multi-Family
MFHR   -Multi-Family Housing Revenue
MFMR   -Multi-Family Mortgage Revenue
MFR    -Multi-Family Revenue
MTA    -Metropolitan Transit Authority
PBA    -Public Building Authority
PCR    -Pollution Control Revenue
PFAR   -Public Finance Authority Revenue
PUD    -Public Utility District
RDA    -Redevelopment Authority/Agency
RDAR   -Redevelopment Authority/Agency Revenue
RMR    -Residential Mortgage Revenue
SF     -Single Family
SFHR   -Single Family Housing Revenue
SFM    -Single Family Mortgage
SFMR   -Single Family Mortgage Revenue
USD    -Unified School District
VRDN   -Variable Rate Demand Notes
XLCA   -XL Capital Assurance

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003


Assets:
 Investments in securities:
  Cost .....................................................................................................        $ 7,141,053,592
                                                                                                                    ---------------
  Value ....................................................................................................          7,493,288,567
 Cash ......................................................................................................                 26,189
 Receivables:
  Capital shares sold ......................................................................................              7,680,922
  Interest .................................................................................................            125,173,167
                                                                                                                    ---------------
      Total assets .........................................................................................          7,626,168,845
Liabilities:
 Payables:
  Capital shares redeemed ..................................................................................              8,292,032
  Affiliates ...............................................................................................              4,061,054
  Shareholders .............................................................................................              2,706,594
 Other liabilities .........................................................................................                446,342
                                                                                                                    ---------------
      Total liabilities ....................................................................................             15,506,022
                                                                                                                    ---------------
       Net assets, at value ................................................................................        $ 7,610,662,823
                                                                                                                    ---------------
Net assets consist of:
 Undistributed net investment income .......................................................................        $     1,713,135
 Net unrealized appreciation (depreciation) ................................................................            352,234,975
 Accumulated net realized gain (loss) ......................................................................            (54,536,003)
 Capital shares ............................................................................................          7,311,250,716
                                                                                                                    ---------------
       Net assets, at value ................................................................................        $ 7,610,662,823
CLASS A:
 Net asset value per share ($6,835,209,408 (DIVIDE) 569,874,553 shares outstanding)a .......................                 $11.99
                                                                                                                    ---------------
 Maximum offering price per share (net asset value per share (DIVIDE) 95.75%, respectively) ................                 $12.52
                                                                                                                    ---------------
CLASS B:
 Net asset value and maximum offering price per share ($293,285,240 (DIVIDE) 24,470,816 shares outstanding)a                 $11.99
                                                                                                                    ---------------
CLASS C:
 Net asset value per share ($394,025,917 (DIVIDE) 32,873,460 shares outstanding)a ..........................                 $11.99
                                                                                                                    ---------------
 Maximum offering price per share (net asset value per share (DIVIDE) 99%, respectively) ...................                 $12.11
                                                                                                                    ---------------
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($88,142,258 (DIVIDE) 7,345,584 shares outstanding) ..                 $12.00
                                                                                                                    ---------------


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2003


Investment income:
 Interest ....................................................  $415,816,083
                                                                ------------
Expenses:
 Management fees (Note 3) ....................................    33,834,573
 Distribution fees (Note 3)
  Class A ....................................................     5,781,172
  Class B ....................................................     1,706,243
  Class C ....................................................     2,336,369
 Transfer agent fees (Note 3) ................................     3,446,691
 Custodian fees ..............................................        79,584
 Reports to shareholders .....................................       226,799
 Registration and filing fees ................................       278,828
 Professional fees ...........................................       169,167
 Directors' fees and expenses ................................       120,620
 Other .......................................................       580,998
                                                                ------------
      Total expenses .........................................    48,561,044
                                                                ------------
       Net investment income .................................   367,255,039
                                                                ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...................   (22,843,755)
 Net unrealized appreciation (depreciation) on investments ...   134,629,409
                                                                ------------
Net realized and unrealized gain (loss) ......................   111,785,654
                                                                ------------
Net increase (decrease) in net assets resulting from operations $479,040,693
                                                                ------------


                       See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2003 AND 2002

                                                                                 2003            2002
                                                                           -------------------------------
 Operations:
  Net investment income ..................................................  $ 367,255,039   $ 366,439,231
  Net realized gain (loss) from investments ..............................    (22,843,755)     11,330,018
  Net unrealized appreciation (depreciation) on investments ..............    134,629,409      10,447,359
                                                                           -------------------------------
      Net increase (decrease) in net assets resulting from operations ....    479,040,693     388,216,608
 Distributions to shareholders from:
  Net investment income:
   Class A ...............................................................   (335,503,403)   (344,780,072)
   Class B ...............................................................    (11,530,313)     (7,926,518)
   Class C ...............................................................    (15,901,172)    (13,148,031)
   Advisor Class .........................................................     (4,349,407)       (407,063)
                                                                           -------------------------------
 Total distributions to shareholders .....................................   (367,284,295)   (366,261,684)
 Capital share transactions: (Note 2)
   Class A ...............................................................    100,487,569     180,422,477
   Class B ...............................................................     68,705,507     100,374,219
   Class C ...............................................................     68,667,959      77,543,257
   Advisor Class .........................................................      2,441,057      83,616,410
                                                                           -------------------------------
 Total capital share transactions ........................................    240,302,092     441,956,363
      Net increase (decrease) in net assets ..............................    352,058,490     463,911,287
Net assets:
 Beginning of year ....................................................... $7,258,604,332   6,794,693,045
                                                                           -------------------------------
 End of year ............................................................. $7,610,662,823  $7,258,604,332
                                                                           -------------------------------
Undistributed net investment income included in net assets:
 End of year ............................................................. $    1,713,135  $    2,317,242
                                                                           -------------------------------

                       See notes to financial statements.
60

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the last quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

F. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business the Fund entered into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2003, there were ten billion shares of no par value stock authorized, of which three billion each were designated as Class A and Class C, one hundred million were designated to Class B and five hundred million were designated to Advisor Class. Transactions in the Fund's shares were as follows:

                                                                      YEAR ENDED APRIL 30,
                                                    -------------------------------------------------------
                                                               2003                         2002
                                                    -------------------------------------------------------
                                                        SHARES      AMOUNT           SHARES      AMOUNT
                                                    -------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................................... 55,622,382  $662,145,328      73,959,968 $878,078,025
 Shares issued on merger (Note 7) ..................  8,070,584    96,362,774              --           --
 Shares issued in reinvestment of distributions .... 13,540,189   160,855,737      12,591,514  149,167,645
 Shares redeemed ...................................(68,849,346) (818,876,270)    (71,387,183)(846,823,193)
                                                    -------------------------------------------------------
 Net increase (decrease) ...........................  8,383,809  $100,487,569      15,164,299 $180,422,477
                                                    -------------------------------------------------------
CLASS B SHARES:
 Shares sold .......................................  7,365,808  $ 87,675,417       9,327,698 $110,796,358
 Shares issued in reinvestment of distributions ....    557,983     6,626,904         366,683    4,342,064
 Shares redeemed ................................... (2,151,635)  (25,596,814)     (1,248,255) (14,764,203)
                                                    -------------------------------------------------------
 Net increase (decrease) ...........................  5,772,156  $ 68,705,507       8,446,126 $100,374,219
                                                    -------------------------------------------------------
CLASS C SHARES:
 Shares sold .......................................  9,213,643  $109,691,143       9,768,319 $115,994,085
 Shares issued on merger (Note 7) ..................    412,921     4,930,279              --           --
 Shares issued in reinvestment of distributions ....    812,176     9,648,576         650,137    7,700,830
 Shares redeemed ................................... (4,672,667)  (55,602,039)     (3,896,144) (46,151,658)
                                                    -------------------------------------------------------
 Net increase (decrease) ...........................  5,766,073  $ 68,667,959       6,522,312 $ 77,543,257
                                                    -------------------------------------------------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (CONTINUED)


2. CAPITAL STOCK (CONT.)

                                                                       YEAR ENDED APRIL 30,
                                                        --------------------------------------------------
                                                               2003                         2002
                                                        --------------------------------------------------
                                                        SHARES      AMOUNT           SHARES      AMOUNT
                                                        --------------------------------------------------
ADVISOR CLASS: a
 Shares sold .......................................... 987,719  $11,843,853         172,211 $  2,019,659
 Shares issued on merger b ............................      --                    8,057,649   94,274,488
 Shares issued in reinvestment of distributions .......     853       10,134             124        1,444
 Shares redeemed ......................................(790,924)  (9,412,930)     (1,082,048) (12,679,181)
                                                        --------------------------------------------------
 Net increase (decrease) .............................. 197,648  $ 2,441,057       7,147,936 $ 83,616,410
                                                        --------------------------------------------------

aFor the period March 20, 2002 (effective date) to April 30, 2002.
bOn March 28, 2002, the Fund acquired the net assets of the Fiduciary Trust International (FTI) Municipal Bond Fund in a tax free exchange pursuant to a plan of reorganization approved by FTI Municipal Bond Fund's shareholders.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  MONTH-END NET ASSETS
----------------------------------------------------------------------
          .625%   First $100 million
          .500%   Over $100 million, up to and including $250 million
          .450%   Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $3,202,656 and $588,087, respectively.

The Fund paid transfer agent fees of $3,446,691 of which $2,453,063 was paid to Investor Services.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (CONTINUED)


4. INCOME TAXES

At April 30, 2003 the Fund had tax basis capital losses of $21,458,946, including $1,090,275 from the merged Franklin Texas Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations. Such losses expire as follows:

         Capital loss carryovers expiring in:
         2008 ........................... $   678,306
         2009 ...........................  20,647,631
         2010 ...........................     133,009
                                           ----------
                                          $21,458,946
                                           ----------

At April 30, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $33,050,771. For tax purposes, such losses will be reflected in the year ending April 30, 2004.

The tax character of distributions paid during the years ended April 30, 2003 and 2002, was as follows:

                                              2003           2002
                                          ----------------------------
        Distributions paid from:
         Tax-exempt income .............. $367,284,295    $366,261,684
         Long-term capital gain .........           --              --
                                          ----------------------------
                                          $367,284,295    $366,261,684
                                          ----------------------------

At April 30, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed tax-exempt income and undistributed long-term capital gains for income tax purposes were as follows:

        Cost of investments ........................ $7,139,473,697
                                                     --------------
        Unrealized appreciation .................... $  469,072,053
        Unrealized depreciation ....................   (115,257,183)
                                                     --------------
        Net unrealized appreciation (depreciation) . $  353,814,870
        Undistributed tax-exempt income ............ $      105,375
        Undistributed long-term capital gains ......             --
                                                     --------------
        Distributable earnings ..................... $      105,375
                                                     --------------

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of non-deductible merger expenses, and bond discounts and premiums.

Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales, bond workout expenditures, and bond discounts and premiums.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended April 30, 2003 aggregated $1,141,916,676 and $959,144,321, respectively.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (CONTINUED)


6. DEFAULTED SECURITIES

At April 30, 2003, the Fund held one defaulted security with a value aggregating $706,534 representing .01% of the Fund's net assets. For information as to the specific security, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and those bonds for which the income is deemed uncollectible and provides an estimate for losses on interest receivable.


7. MERGER

On February 20, 2003, the Fund acquired the net assets of Franklin Texas Tax-Free Income Fund pursuant to a plan of reorganization approved by Franklin Texas Tax-Free Income Fund's shareholders. The merger was accomplished by a tax-free exchange of 8,070,584 Class A shares and 412,921 Class C shares of the Fund (valued at $11.94 and $11.94, respectively) for the net assets of the Franklin Texas Tax-Free Income Fund which aggregated $101,293,053, including $1,679,385 of unrealized depreciation. The merger was accounted for as a pooling-of-interests without restatement for financial reporting purposes. The combined net assets of the Fund immediately after the merger was $7,560,850,133.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Independent Auditors' Report


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FRANKLIN FEDERAL TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Federal Tax-Free Income Fund (hereafter referred to as the "Fund") at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 5, 2003

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Tax Designation (unaudited)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended April 30, 2003.

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS


                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                             FUND
                                          LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS     POSITION        TIME SERVED   BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (82) Director        Since 1982           109         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director,
MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
----------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)     Director        Since 1982           136         Director, Bar-S Foods (meat packing
One Franklin Parkway                                                       company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
----------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (75)    Director        Since 1998           49          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public
Employees Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the
Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
----------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (70)  Director        Since 1989           140         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
----------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (74)    Director        Since 1982           109         Director, The California Center for Land
One Franklin Parkway                                                       Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture
Management Company (venture capital).

68   ANNUAL REPORT


                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                             FUND
                                          LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS     POSITION        TIME SERVED   BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)       Director     Since 1992           141         Director, White Mountains Insurance Group,
One Franklin Parkway                                                       Ltd. (holding company); Martek Biosciences
San Mateo, CA 94403-1906                                                   Corporation; MedImmune, Inc. (biotech-
                                                                           nology); Overstock.com (Internet services);
                                                                           and Spacehab, Inc. (aerospace services).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY,
Chairman, White River Corporation (financial services) (until 1998) and
Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of Securities Dealers, Inc. (until 1987).
----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND OFFICERS
                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                             FUND
                                          LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS     POSITION        TIME SERVED   BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (58)    Director and    Director             34          None
One Franklin Parkway      Vice            since 1994 and
San Mateo, CA 94403-1906  President       Vice President
                                          since 1986

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President and Director, Franklin Templeton Distributors, Inc.;
Executive Vice Director, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.;
officer and/or director or trustee, as the case may be,
of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (70)    Director and Director             137         None
One Franklin Parkway         Chairman of  since 1982
San Mateo, CA 94403-1906     the Board    Chairman of
                                          the Board
                                          since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc.; and officer of 45 of the investment companies in
Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (62) Director,      Director          114         None
One Franklin Parkway          President and  since 1982,
San Mateo, CA 94403-1906      Chief          President
                              Executive      since 1993 and
                              Officer -      Chief Executive
                              Investment     Officer -
                              Management     Investment
                                             Management
                                             since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President and Director, Franklin Templeton Distributors, Inc.;
Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or
director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc.; and officer of 48 of the investment companies in
Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------

                                                               ANNUAL REPORT 69


                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                             FUND
                                          LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS     POSITION        TIME SERVED   BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (43)           Vice         Since 1999   Not Applicable     None
One Franklin Parkway          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (38)    Vice         Since 1999   Not Applicable     None
One Franklin Parkway          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)       Vice         Since 1995   Not Applicable     None
One Franklin Parkway          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial
Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
President and Director, Franklin Advisers, Inc.; Executive Vice President,
Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (55)           Senior Vice  Since 2002   Not Applicable   None
500 East Broward Blvd.          President
Suite 2100                      and Chief
Fort Lauderdale, FL 33394-3091  Executive
                                Officer -
                                Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton
Worldwide, Inc.; and officer of 51 of the investment
companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)            Vice         Since 2000   Not Applicable     None
One Franklin Parkway          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and
Franklin Select Realty Trust (until 2000).
----------------------------------------------------------------------------------------------------------------

70   ANNUAL REPORT


                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                             FUND
                                          LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS     POSITION        TIME SERVED   BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (55)         Vice        Since 2000    Not Applicable     None
One Franklin Parkway          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President,
Templeton Worldwide, Inc.; officer of one of the other subsidiaries of Franklin Resources, Inc.
and of 51 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney
Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells
(until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
----------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)        Vice        Since 2002    Not Applicable     Director, FTI Banque, Arch Chemicals,
600 Fifth Avenue              President -                                  Inc. and
Rockefeller Center            AML                                          Lingnan Foundation.
New York, NY 10048-0772       Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------
KIMBERLEY H. MONASTERIO (39)  Treasurer   Treasurer     Not Applicable    None
                              and
One Franklin Parkway          Chief       since 2000
                              Financial
San Mateo, CA 94403-1906      Officer     and Chief
                                          Financial
                                          Officer
                                          since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.

----------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)        Vice        Since 2000    Not Applicable   None
                              President
One Franklin Parkway          and
                              Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment
Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------------------------

                                                                ANNUAL REPORT 71


                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                             FUND
                                          LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS     POSITION        TIME SERVED   BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------
THOMAS WALSH (41)         Vice President  Since 1999    Not Applicable     None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Harmon E. Burns is considered an interested person of the Fund under the federal securities laws due to his position as officer and director of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL BEN (1-800/342-5236) to request the SAI.

72   ANNUAL REPORT

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund
GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund
GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund
GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund


Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3
GROWTH & INCOME
Franklin Balance Sheet Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund

Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund
INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5 Franklin Strategic Income Fund Franklin Total Return Fund Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7

TAX-FREE INCOME8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,7
STATE-SPECIFIC
TAX-FREE INCOME 8


Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable
  Insurance Products Trust 11

1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. Upon reaching approximately $350 million in assets, the fund will close to all investors.
4. The fund is only open to existing shareholders as well as select retirement plans.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                          12/02

                         Not part of the annual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R) INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906



ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN FEDERAL TAX-FREE INCOME FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIALBEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Federal Tax-Free Income Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

116 A2003 06/03


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY
AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR









ITEM 2. CODE OF ETHICS.  N/A
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE  OF LISTED REGISTRANTS  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION,
AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION,
AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND


By/S/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By/S/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    June 30, 2003


By/S/Kimberley H. Monasterio
Chief Financial Officer
Date    June 30, 2003